UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number (811-07168)

Hennessy Funds Trust
(Exact name of registrant as specified in charter)

7250 Redwood Blvd., Suite 200
Novato, CA 94945
 (Address of principal executive offices) (Zip code)

Neil J. Hennessy
Hennessy Advisors, Inc.
7250 Redwood Blvd., Suite 200
Novato, CA 94945
 (Name and address of agent for service)

800-966-4354
Registrant’s telephone number, including area code

Date of fiscal year end: October 31, 2017

Date of reporting period:  January 31, 2017

Item 1. Schedule of Investments.

Hennessy Cornerstone Growth Fund
Schedule of Investments
January 31, 2017 (Unaudited)

	Number of Shares	Value	% of Net Assets
COMMON STOCKS - 99.96%
Consumer Discretionary - 21.83%
BJ’s Restaurants, Inc. (a)	87,100	$3,096,405	1.43%
Burlington Stores, Inc. (a)	68,500	5,733,450	2.64%
Dollar General Corp.	51,700	3,816,494	1.76%
Genesco, Inc. (a)	58,200	3,503,640	1.61%
Genuine Parts Co.	42,600	4,124,106	1.90%
Movado Group, Inc.	131,400	3,567,510	1.64%
Omnicom Group, Inc.	49,300	4,222,545	1.95%
Potbelly Corp. (a)	305,900	3,976,700	1.83%
Superior Industries International, Inc.	194,400	4,480,920	2.07%
Target Corp.	48,900	3,153,072	1.45%
The Children’s Place, Inc.	56,300	5,461,100	2.52%
Vista Outdoor, Inc. (a)	77,900	2,244,299	1.03%
		47,380,241	21.83%
Consumer Staples - 10.39%
Amira Nature Foods, Ltd. (a)(b)	301,500	1,748,700	0.81%
Dean Foods Co.	199,000	3,952,140	1.82%
Ingredion, Inc.	37,900	4,858,401	2.24%
John B. Sanfilippo & Son, Inc.	55,200	3,631,608	1.67%
Post Holdings, Inc. (a)	55,300	4,627,504	2.13%
Tyson Foods, Inc., Class A	59,300	3,723,447	1.72%
		22,541,800	10.39%
Financials - 4.15%
The Progressive Corp.	120,300	4,504,032	2.08%
United Fire Group, Inc.	95,200	4,493,440	2.07%
		8,997,472	4.15%
Health Care - 7.01%
Henry Schein, Inc. (a)	23,200	3,708,752	1.71%
Owens & Minor, Inc.	97,400	3,494,712	1.61%
Triple-S Management Corp., Class B (a)(b)	146,400	2,797,704	1.29%
UnitedHealth Group, Inc.	32,200	5,219,620	2.40%
		15,220,788	7.01%
Industrials - 28.45%
Air Transport Services Group, Inc. (a)	332,300	5,359,999	2.47%
Astec Industries, Inc.	88,400	6,186,232	2.85%
Brady Corp., Class A	146,900	5,339,815	2.46%
Briggs & Stratton Corp.	180,500	3,909,630	1.80%
C.H. Robinson Worldwide, Inc.	55,000	4,183,300	1.93%
Hawaiian Holdings, Inc. (a)	89,200	4,544,740	2.09%
Huntington Ingalls Industries, Inc.	29,300	5,683,028	2.62%
Insperity, Inc.	80,800	5,777,200	2.66%
Insteel Industries, Inc.	146,600	5,430,064	2.50%
John Bean Technologies Corp.	73,000	6,303,550	2.91%
Kaman Corp.	87,400	4,416,322	2.04%
Watsco, Inc.	30,100	4,597,474	2.12%
		61,731,354	28.45%
Information Technology - 15.62%
Arrow Electronics, Inc. (a)	67,200	4,940,544	2.28%
Convergys Corp.	148,900	3,695,698	1.70%
Itron, Inc. (a)	96,300	5,941,710	2.74%
NeoPhotonics Corp. (a)	350,200	3,834,690	1.77%
Orbotech, Ltd. (a)(b)	169,500	5,913,855	2.72%
SYNNEX Corp.	40,800	4,903,344	2.26%
Tech Data Corp. (a)	54,500	4,663,020	2.15%
		33,892,861	15.62%
Materials - 8.27%
Avery Dennison Corp.	58,900	4,300,878	1.98%
Bemis Co., Inc.	78,200	3,809,904	1.76%
Reliance Steel & Aluminum Co.	63,000	5,017,950	2.31%
Sonoco Products Co.	87,800	4,824,610	2.22%
		17,953,342	8.27%

Utilities - 4.24%
Exelon Corp.	121,900	4,373,772	2.02%
UGI Corp.	103,900	4,817,843	2.22%
		9,191,615	4.24%
Total Common Stocks (Cost $193,074,409)		216,909,473	99.96%

RIGHTS - 0.00%
Health Care - 0.00%
Forest Laboratories, Inc. (a)(c)	5,500	275	0.00%
Total Rights (Cost $0)		275	0.00%

SHORT-TERM INVESTMENTS - 0.25%
Money Market Funds - 0.25%
Fidelity Government Portfolio, Institutional Class, 0.43% (d)	538,070	538,070	0.25%
Total Short-Term Investments (Cost $538,070)		538,070	0.25%

Total Investments (Cost $193,612,479) - 100.21%		217,447,818	100.21%
Liabilities in Excess of Other Assets - (0.21)%		(454,195)	(0.21)%
TOTAL NET ASSETS - 100.00%		$216,993,623	100.00%

Percentages are stated as a percent of net assets.

(a) Non-income producing security.
(b) U.S. traded security of a foreign corporation.
(c) Security is fair valued in good faith.
(d)	The rate listed is the fund’s 7-day yield as of January 31, 2017.

Note: For presentation purposes, the Fund has grouped some of the industry categories. For purposes of categorizing securities for compliance with Section 8(b)(1) of the Investment Company Act of 1940, as amended, the Fund uses more specific industry classifications.

The cost basis of investments for federal income tax purposes at January 31, 2017, was as follows*:

Cost of investments	$193,612,479
Gross unrealized appreciation	33,005,183
Gross unrealized depreciation	(9,169,844)
Net unrealized appreciation	$23,835,339

*Because tax adjustments are calculated annually at the end of the Fund’s fiscal year, the above table does not reflect tax adjustments for the current fiscal year.
For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Summary of Fair Value Exposure at January 31, 2017
The Fund follows authoritative fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels listed below:

Level 1 – Unadjusted, quoted prices in active markets for identical instruments that the Fund has the ability to access at the date of measurement.

Level 2 – Other significant observable inputs (including, but not limited to, quoted prices in active markets for similar instruments, quoted prices in markets that are not active for identical or similar instruments, and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets (such as interest rates, prepayment speeds, credit risk surves, default rates, and similar data)).

Level 3 – Significant unobservable inputs (including the Fund’s own assumptions about what market participants would use to price the asset or liability based on the best available information) when observable inputs are unavailable.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis.

Equity Securities – Equity securities, including common stocks, preferred stocks, foreign-issued common stocks, exchange-traded funds, closed-end mutual funds, partnerships, rights, and real estate investment trusts, that are traded on a securities exchange for which a last-quoted sales price is readily available will generally be valued at the last sales price as reported by the primary exchange on which the securities are listed.  Securities listed on The NASDAQ Stock Market (“NASDAQ”) will generally be valued at the NASDAQ Official Closing Price, which may differ from the last sales price reported.  Securities traded on a securities exchange for which a last-quoted sales price is not readily available will generally be valued at the mean between the bid and ask prices.  To the extent these securities are actively traded and valuation adjustments are not applied, they are classified in Level 1 of the fair value hierarchy.  Securities traded on foreign exchanges generally are not valued at the same time the Fund calculates its NAV because most foreign markets close well before such time.  The earlier close of most foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim.  In certain circumstances, it may be determined that a security needs to be fair valued because it appears that the value of the security might have been materially affected by events occurring after the close of the market in which the security is principally traded, but before the time the Fund calculates its NAV, such as by a development that affects an entire market or region (e.g., weather related events) or a potentially global development (e.g., a terrorist attack that may be expected to have an effect on investor expectations worldwide).

Registered Investment Companies – Investments in registered investment companies (e.g., mutual funds) are generally priced at the ending NAV provided by the applicable registered investment company’s service agent and will be classified in Level 1 of the fair value hierarchy.

Debt Securities – Debt securities, including corporate bonds, asset-backed securities, mortgage-backed securities, municipal bonds, U.S. Treasuries, and U.S. government agency issues, are generally valued at market on the basis of valuations furnished by an independent pricing service that utilizes both dealer-supplied valuations and formula-based techniques.  The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer.  In addition, the model may incorporate observable market data, such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data.  Certain securities are valued primarily using dealer quotations.  These securities are generally classified in Level 2 of the fair value hierarchy.

Short-Term Securities – Short-term equity investments, including money market funds, are valued in the manner specified above.  Short-term debt investments with an original term to maturity of 60 days or less are valued at amortized cost, which approximates fair market value.  If the original term to maturity of a short-term debt investment exceeded 60 days, then the values as of the 61st day prior to maturity are amortized.  Amortized cost is not used if its use would be inappropriate due to credit or other impairments of the issuer, in which case the security’s fair value would be determined, as described below. Short-term securities are generally classified in Level 1 or Level 2 of the fair market hierarchy depending on the inputs used and market activity levels for specific securities.

The Board of Trustees of the Fund (the “Board”) has adopted fair value pricing procedures that are followed when a price for a security is not readily available or if a significant event has occurred that indicates the closing price of a security no longer represents the true value of that security.  Fair value pricing determinations are made in good faith in accordance with these procedures. There are numerous criteria that will be given consideration in determining a fair value of a security, such as the trading volume of a security and markets, the value of other like securities, and news events with direct bearing to a security or markets. Fair value pricing results in an estimated price for a security that reflects the amount the Fund might reasonably expect to receive in a current sale. Depending on the relative significance of the valuation inputs, these securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The fair valuation of foreign securities may be determined with the assistance of a pricing service using correlations between the movement of prices of such securities and indices of domestic securities and other appropriate indicators, such as closing market prices of relevant American Depositary Receipts or futures contracts.  The effect of using fair value pricing is that the Fund’s NAV will reflect the affected portfolio securities’ value as determined by  the Board or its designee instead of being determined by the market.  Using a fair value pricing methodology to price foreign securities may result in a value that is different from a foreign security’s most recent closing price and from the prices used by other investment companies to calculate their NAVs and are generally considered Level 2 prices in the fair valuation hierarchy.  Because the Fund may invest in foreign securities, the value of the Fund’s portfolio securities may change on days when you will not be able to purchase or redeem your shares.

The Board has delegated day-to-day valuation matters to a Valuation Committee comprised of one or more representatives from Hennessy Advisors, Inc., the Fund’s investment advisor.  The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available.  All actions taken by the Valuation Committee are reviewed by the Board.

The Fund has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination.  Various inputs are used in determining the value of the Fund’s investments.  The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  Details related to the fair valuation hierarchy of the Fund’s securities as of January 31, 2017, are as follows:

	Level 1	Level 2	Level 3		Total
Common Stocks
Consumer Discretionary	$47,380,241	$–	$–		$47,380,241
Consumer Staples	22,541,800	–	–		22,541,800
Financials	8,997,472	–	–		8,997,472
Health Care	15,220,788	–	–		15,220,788
Industrials	61,731,354	–	–		61,731,354
Information Technology	33,892,861	–	–		33,892,861
Materials	17,953,342	–	–		17,953,342
Utilities	9,191,615	–	–		9,191,615
Total Common Stocks	$216,909,473	$–	$–		$216,909,473

Rights
Health Care	$–	$–	$275		$275
Total Rights	$–	$–	$275	*	$275

Short-Term Investments
Money Market Funds	$538,070	$–	$–		$538,070
Total Short-Term Investments	$538,070	$–	$–		$538,070

Total Investments	$217,447,543	$–	$275		$217,447,818

* Acquired in merger.

Transfers between levels are recognized at the end of the reporting period. During the three-month period ended January 31, 2017, the Fund recognized no transfers between levels.

Level 3 Reconciliation Disclosure
Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Rights
Balance as of October 31, 2016	$275
Accrued discounts/premiums	-
Realized gain (loss)	-
Change in unrealized appreciation (depreciation)	-
Purchases	-
(Sales)	-
Transfer in and/or out of Level 3	-
Balance as of January 31, 2017	$275

Change in unrealized appreciation/depreciation during the period for
Level 3 investments held at January 31, 2017	$-

The Level 3 investments as of January 31, 2017 represented 0.00% of net assets and did not warrant a disclosure of significant unobservable valuation inputs.

Hennessy Focus Fund
Schedule of Investments
January 31, 2017 (Unaudited)
	Number of		% of
	Shares	Value	Net Assets
COMMON STOCKS - 67.39%
Consumer Discretionary - 22.10%
CarMax, Inc. (a)	2,962,712	$197,642,518	7.86%
O’Reilly Automotive, Inc. (a)	842,815	221,045,090	8.79%
Penn National Gaming, Inc. (a)	1,197,772	16,505,298	0.66%
Twenty First Century Fox, Inc.	3,837,592	120,423,637	4.79%
		555,616,543	22.10%
Energy - 2.74%
World Fuel Services Corp.	1,547,585	68,836,581	2.74%

Financials - 24.38%
Aon PLC (b)	1,179,036	132,877,357	5.29%
Diamond Hill Investment Group, Inc.	105,415	21,314,913	0.85%
Encore Capital Group, Inc. (a) (d)	2,258,784	69,909,365	2.78%
Markel Corp. (a)	215,672	199,496,600	7.93%
Marlin Business Services Corp. (d)	1,010,273	23,185,765	0.92%
The Charles Schwab Corp.	4,029,065	166,158,641	6.61%
		612,942,641	24.38%
Health Care - 1.77%
Henry Schein, Inc. (a)	279,398	44,664,564	1.77%

Industrials - 10.73%
American Woodmark Corp. (a) (d)	1,209,780	86,136,336	3.43%
Ametek, Inc.	459,822	23,496,904	0.93%
Hexcel Corp.	2,592,037	133,101,100	5.29%
Mistras Group, Inc. (a)	1,171,870	27,046,760	1.08%
		269,781,100	10.73%
Information Technology - 5.67%
Alphabet, Inc., Class A (a)	68,984	56,579,987	2.25%
Alphabet, Inc., Class C (a)	108,017	86,066,865	3.42%
		142,646,852	5.67%
Total Common Stocks (Cost $901,880,285)		1,694,488,281	67.39%

REITS - 19.01%
Financials - 19.01%
American Tower Corp., Class A	2,145,080	222,015,780	8.83%
Brookfield Asset Management, Inc. (b)	4,543,328	157,108,282	6.25%
Gaming and Leisure Properties, Inc.	3,122,341	98,759,646	3.93%
		477,883,708	19.01%
Total REITS (Cost $325,202,131)		477,883,708	19.01%

SHORT-TERM INVESTMENTS - 13.55%
Money Market Funds - 13.55%
Fidelity Government Portfolio, Institutional Class, 0.43% (c)	125,307,000	125,307,000	4.98%
The Government & Agency Portfolio, 0.47% (c)	125,307,000	125,307,000	4.98%
Morgan Stanley Institutional Liquidity Fund, Government Portfolio, 0.47% (c)	90,231,275	90,231,275	3.59%
		340,845,275	13.55%
Total Short-Term Investments (Cost $340,845,275)		340,845,275	13.55%

Total Investments (Cost $1,567,927,691) - 99.95%		2,513,217,264	99.95%
Other Assets in Excess of Liabilities - 0.05%		1,237,745	0.05%
TOTAL NET ASSETS - 100.00%		$2,514,455,009	100.00%

Percentages are stated as a percent of net assets.

REIT	Real Estate Investment Trust
(a)	Non-income producing security.
(b)	U.S. traded security of a foreign corporation.
(c)	The rate listed is the fund’s 7-day yield as of January 31, 2017.
(d)	Investment represents five percent or more of the outstanding voting securities of the issuer, and is or was an affiliate of the Hennessy Focus Fund, as defined in the Investment

Company Act of 1940, as amended, at or during the three-month period ended January 31, 2017. Details of transactions with these affiliated companies for the three-month period ended January 31, 2017, are as follows:

Issuer	American Woodmark Corp.	Encore Capital Group, Inc.	Marlin Business Services Corp.
Beginning Cost	$51,892,778	$73,525,403	$15,865,289
Purchase Cost	$-	$-	$-
Sales Cost	$-	$-	$-
Ending Cost	$51,892,778	$73,525,403	$15,865,289
Dividend Income	$-	$-	$141,438
Shares	1,209,780	2,258,784	1,010,273
Market Value	$86,136,336	$69,909,365	$23,185,765

Note: For presentation purposes, the Fund has grouped some of the industry categories. For purposes of categorizing securities for compliance with Section 8(b)(1) of the Investment Company Act of 1940, as amended, the Fund uses more specific industry classifications.

The cost basis of investments for federal income tax purposes at January 31, 2017, was as follows*:

Cost of investments	$1,567,927,691
Gross unrealized appreciation	972,501,946
Gross unrealized depreciation	(27,212,373)
Net unrealized appreciation	$945,289,573

*Because tax adjustments are calculated annually at the end of the Fund’s fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Summary of Fair Value Exposure at January 31, 2017
The Fund follows authoritative fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels listed below:

Level 1 – Unadjusted, quoted prices in active markets for identical instruments that the Fund has the ability to access at the date of measurement.

Level 2 – Other significant observable inputs (including, but not limited to, quoted prices in active markets for similar instruments, quoted prices in markets that are not active for identical or similar instruments, and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets (such as interest rates, prepayment speeds, credit risk surves, default rates, and similar data)).

Level 3 – Significant unobservable inputs (including the Fund’s own assumptions about what market participants would use to price the asset or liability based on the best available information) when observable inputs are unavailable.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis.

Equity Securities – Equity securities, including common stocks, preferred stocks, foreign-issued common stocks, exchange-traded funds, closed-end mutual funds, partnerships, rights, and real estate investment trusts, that are traded on a securities exchange for which a last-quoted sales price is readily available will generally be valued at the last sales price as reported by the primary exchange on which the securities are listed.  Securities listed on The NASDAQ Stock Market (“NASDAQ”) will generally be valued at the NASDAQ Official Closing Price, which may differ from the last sales price reported.  Securities traded on a securities exchange for which a last-quoted sales price is not readily available will generally be valued at the mean between the bid and ask prices.  To the extent these securities are actively traded and valuation adjustments are not applied, they are classified in Level 1 of the fair value hierarchy.  Securities traded on foreign exchanges generally are not valued at the same time the Fund calculates its NAV because most foreign markets close well before such time.  The earlier close of most foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim.  In certain circumstances, it may be determined that a security needs to be fair valued because it appears that the value of the security might have been materially affected by events occurring after the close of the market in which the security is principally traded, but before the time the Fund calculates its NAV, such as by a development that affects an entire market or region (e.g., weather related events) or a potentially global development (e.g., a terrorist attack that may be expected to have an effect on investor expectations worldwide).

Registered Investment Companies – Investments in registered investment companies (e.g., mutual funds) are generally priced at the ending NAV provided by the applicable registered investment company’s service agent and will be classified in Level 1 of the fair value hierarchy.

Debt Securities – Debt securities, including corporate bonds, asset-backed securities, mortgage-backed securities, municipal bonds, U.S. Treasuries, and U.S. government agency issues, are generally valued at market on the basis of valuations furnished by an independent pricing service that utilizes both dealer-supplied valuations and formula-based techniques.  The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer.  In addition, the model may incorporate observable market data, such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data.  Certain securities are valued primarily using dealer quotations.  These securities are generally classified in Level 2 of the fair value hierarchy.

Short-Term Securities – Short-term equity investments, including money market funds, are valued in the manner specified above.  Short-term debt investments with an original term to maturity of 60 days or less are valued at amortized cost, which approximates fair market value.  If the original term to maturity of a short-term debt investment exceeded 60 days, then the values as of the 61st day prior to maturity are amortized.  Amortized cost is not used if its use would be inappropriate due to credit or other impairments of the issuer, in which case the security’s fair value would be determined, as described below. Short-term securities are generally classified in Level 1 or Level 2 of the fair market hierarchy depending on the inputs used and market activity levels for specific securities.

The Board of Trustees of the Fund (the “Board”) has adopted fair value pricing procedures that are followed when a price for a security is not readily available or if a significant event has occurred that indicates the closing price of a security no longer represents the true value of that security.  Fair value pricing determinations are made in good faith in accordance with these procedures. There are numerous criteria that will be given consideration in determining a fair value of a security, such as the trading volume of a security and markets, the value of other like securities, and news events with direct bearing to a security or markets. Fair value pricing results in an estimated price for a security that reflects the amount the Fund might reasonably expect to receive in a current sale. Depending on the relative significance of the valuation inputs, these securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The fair valuation of foreign securities may be determined with the assistance of a pricing service using correlations between the movement of prices of such securities and indices of domestic securities and other appropriate indicators, such as closing market prices of relevant American Depositary Receipts or futures contracts.  The effect of using fair value pricing is that the Fund’s NAV will reflect the affected portfolio securities’ value as determined by  the Board or its designee instead of being determined by the market.  Using a fair value pricing methodology to price foreign securities may result in a value that is different from a foreign security’s most recent closing price and from the prices used by other investment companies to calculate their NAVs and are generally considered Level 2 prices in the fair valuation hierarchy.  Because the Fund may invest in foreign securities, the value of the Fund’s portfolio securities may change on days when you will not be able to purchase or redeem your shares.

The Board has delegated day-to-day valuation matters to a Valuation Committee comprised of one or more representatives from Hennessy Advisors, Inc., the Fund’s investment advisor.  The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available.  All actions taken by the Valuation Committee are reviewed by the Board.

The Fund has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination.  Various inputs are used in determining the value of the Fund’s investments.  The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  Details related to the fair valuation hierarchy of the Fund’s securities as of January 31, 2017, are as follows:

	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$555,616,543	$–	$–	$555,616,543
Energy	68,836,581	–	–	68,836,581
Financials	612,942,641	–	–	612,942,641
Health Care	44,664,564	–	–	44,664,564
Industrials	269,781,100	–	–	269,781,100
Information Technology	142,646,852	–	–	142,646,852
Total Common Stocks	$1,694,488,281	$–	$–	$1,694,488,281

REITS
Financials	$477,883,708	$–	$–	$477,883,708
Total REITS	$477,883,708	$–	$–	$477,883,708

Short-Term Investments
Money Market Funds	$340,845,275	$–	$–	$340,845,275
Total Short-Term Investments	$340,845,275	$–	$–	$340,845,275

Total Investments	$2,513,217,264	$–	$–	$2,513,217,264

Transfers between levels are recognized at the end of the reporting period. During the three-month period ended January 31, 2017, the Fund recognized no transfers between levels.

Hennessy Cornerstone Mid Cap 30 Fund
Schedule of Investments
January 31, 2017 (Unaudited)
	Number of		% of
	Shares	Value	Net Assets
COMMON STOCKS - 99.47%
Consumer Discretionary - 20.40%
Aramark	889,500	$30,100,680	2.67%
Brinker International, Inc.	672,500	29,926,250	2.65%
Foot Locker, Inc.	496,000	33,995,840	3.02%
PVH Corp.	309,500	29,034,195	2.57%
The Cheesecake Factory, Inc.	622,600	37,517,876	3.33%
Thor Industries, Inc.	417,500	43,211,250	3.83%
Urban Outfitters, Inc. (a)	990,000	26,274,600	2.33%
		230,060,691	20.40%
Financials - 3.77%
Unum Group	935,400	42,495,222	3.77%

Health Care - 3.76%
WellCare Health Plans, Inc. (a)	291,700	42,454,018	3.76%

Industrials - 20.17%
Crane Co.	486,900	35,076,276	3.11%
EMCOR Group, Inc.	547,700	38,169,213	3.39%
Kennametal, Inc.	1,169,700	41,805,078	3.71%
Navistar International Corp. (a)	1,484,968	40,495,077	3.59%
The Brink’s Co.	837,265	37,258,292	3.30%
UniFirst Corp.	270,331	34,575,335	3.07%
		227,379,271	20.17%
Information Technology - 31.73%
CACI International, Inc., Class A (a)	338,469	41,563,993	3.69%
CDW Corp.	737,400	37,983,474	3.37%
Computer Sciences Corp.	608,200	37,830,040	3.36%
NCR Corp. (a)	944,800	40,645,296	3.60%
ON Semiconductor Corp. (a)	2,837,600	37,796,832	3.35%
Sanmina Corp. (a)	1,197,663	46,648,974	4.14%
Science Applications International Corp.	480,600	39,130,452	3.47%
SYNNEX Corp.	322,900	38,806,122	3.44%
TTM Technologies , Inc. (a)	2,518,200	37,344,906	3.31%
		357,750,089	31.73%
Materials - 16.35%
Berry Plastics Group, Inc. (a)	756,900	38,624,607	3.43%
Cabot Corp.	635,089	35,164,878	3.12%
Huntsman Corp.	1,953,700	39,835,943	3.53%
Packaging Corporation of America	401,400	37,001,052	3.28%
Worthington Industries, Inc.	704,600	33,672,834	2.99%
		184,299,314	16.35%
Utilities - 3.29%
MDU Resources Group, Inc.	1,263,400	37,080,790	3.29%
Total Common Stocks (Cost $1,046,402,657)		1,121,519,395	99.47%

SHORT-TERM INVESTMENTS - 0.72%
Money Market Funds - 0.72%
Fidelity Government Portfolio, Institutional Class, 0.43% (b)	8,097,594	8,097,594	0.72%
Total Short-Term Investments (Cost $8,097,594)		8,097,594	0.72%

Total Investments (Cost $1,054,500,251) - 100.19%		1,129,616,989	100.19%
Liabilities in Excess of Other Assets - (0.19)%		(2,107,977)	(0.19)%
TOTAL NET ASSETS - 100.00%		$1,127,509,012	100.00%

Percentages are stated as a percent of net assets.

(a) Non-income producing security.
(b)	The rate listed is the fund’s 7-day yield as of January 31, 2017.

Note: For presentation purposes, the Fund has grouped some of the industry categories. For purposes of categorizing securities for compliance with Section 8(b)(1) of the Investment Company Act of 1940, as amended, the Fund uses more specific industry classifications.

The cost basis of investments for federal income tax purposes at January 31, 2017, was as follows*:

Cost of investments	$1,054,500,251
Gross unrealized appreciation	103,270,239
Gross unrealized depreciation	(28,153,501)
Net unrealized appreciation	$75,116,738

*Because tax adjustments are calculated annually at the end of the Fund’s fiscal year, the above table does not reflect tax adjustments for the current fiscal year.
For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Summary of Fair Value Exposure at January 31, 2017
The Fund follows authoritative fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels listed below:

Level 1 – Unadjusted, quoted prices in active markets for identical instruments that the Fund has the ability to access at the date of measurement.

Level 2 – Other significant observable inputs (including, but not limited to, quoted prices in active markets for similar instruments, quoted prices in markets that are not active for identical or similar instruments, and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets (such as interest rates, prepayment speeds, credit risk surves, default rates, and similar data)).

Level 3 – Significant unobservable inputs (including the Fund’s own assumptions about what market participants would use to price the asset or liability based on the best available information) when observable inputs are unavailable.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis.

Equity Securities – Equity securities, including common stocks, preferred stocks, exchange-traded funds, closed-end mutual funds, partnerships, rights, and real estate investment trusts, that are traded on a securities exchange for which a last-quoted sales price is readily available will generally be valued at the last sales price as reported by the primary exchange on which the securities are listed.  Securities listed on The NASDAQ Stock Market (“NASDAQ”) will generally be valued at the NASDAQ Official Closing Price, which may differ from the last sales price reported.  Securities traded on a securities exchange for which a last-quoted sales price is not readily available will generally be valued at the mean between the bid and ask prices.  To the extent these securities are actively traded and valuation adjustments are not applied, they are classified in Level 1 of the fair value hierarchy.

Registered Investment Companies – Investments in registered investment companies (e.g., mutual funds) are generally priced at the ending NAV provided by the applicable registered investment company’s service agent and will be classified in Level 1 of the fair value hierarchy.

Debt Securities – Debt securities, including corporate bonds, asset-backed securities, mortgage-backed securities, municipal bonds, U.S. Treasuries, and U.S. government agency issues, are generally valued at market on the basis of valuations furnished by an independent pricing service that utilizes both dealer-supplied valuations and formula-based techniques.  The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer.  In addition, the model may incorporate observable market data, such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data.  Certain securities are valued primarily using dealer quotations.  These securities are generally classified in Level 2 of the fair value hierarchy.

Short-Term Securities – Short-term equity investments, including money market funds, are valued in the manner specified above.  Short-term debt investments with an original term to maturity of 60 days or less are valued at amortized cost, which approximates fair market value.  If the original term to maturity of a short-term debt investment exceeded 60 days, then the values as of the 61st day prior to maturity are amortized.  Amortized cost is not used if its use would be inappropriate due to credit or other impairments of the issuer, in which case the security’s fair value would be determined, as described below. Short-term securities are generally classified in Level 1 or Level 2 of the fair market hierarchy depending on the inputs used and market activity levels for specific securities.

The Board of Trustees of the Fund (the “Board”) has adopted fair value pricing procedures that are followed when a price for a security is not readily available or if a significant event has occurred that indicates the closing price of a security no longer represents the true value of that security.  Fair value pricing determinations are made in good faith in accordance with these procedures. There are numerous criteria that will be given consideration in determining a fair value of a security, such as the trading volume of a security and markets, the value of other like securities, and news events with direct bearing to a security or markets. Fair value pricing results in an estimated price for a security that reflects the amount the Fund might reasonably expect to receive in a current sale. Depending on the relative significance of the valuation inputs, these securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The Board has delegated day-to-day valuation matters to a Valuation Committee comprised of one or more representatives from Hennessy Advisors, Inc., the Fund’s investment advisor.  The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available.  All actions taken by the Valuation Committee are reviewed by the Board.

The Fund has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination.  Various inputs are used in determining the value of the Fund’s investments.  The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  Details related to the fair valuation hierarchy of the Fund’s securities as of January 31, 2017, are as follows:

	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$230,060,691	$–	$–	$230,060,691
Financials	42,495,222	–	–	42,495,222
Health Care	42,454,018	–	–	42,454,018
Industrials	227,379,271	–	–	227,379,271
Information Technology	357,750,089	–	–	357,750,089
Materials	184,299,314	–	–	184,299,314
Utilities	37,080,790	–	–	37,080,790
Total Common Stocks	$1,121,519,395	$–	$–	$1,121,519,395

Short-Term Investments
Money Market Funds	$8,097,594	$–	$–	$8,097,594
Total Short-Term Investments	$8,097,594	$–	$–	$8,097,594

Total Investments	$1,129,616,989	$–	$–	$1,129,616,989

Transfers between levels are recognized at the end of the reporting period. During the three-month period ended January 31, 2017, the Fund recognized no transfers between levels.

Hennessy Cornerstone Large Growth Fund
Schedule of Investments
January 31, 2017 (Unaudited)
	Number of		% of
	Shares	Value	Net Assets
COMMON STOCKS - 97.60%
Consumer Discretionary - 22.20%
Bed Bath & Beyond, Inc.	41,800	$1,686,630	1.54%
Best Buy Co., Inc.	65,000	2,893,800	2.64%
Darden Restaurants, Inc.	27,700	2,029,856	1.85%
Harley-Davidson, Inc.	45,000	2,566,800	2.35%
Kohl’s Corp.	36,500	1,453,795	1.33%
Las Vegas Sands Corp.	40,900	2,150,522	1.97%
Macy’s, Inc.	44,300	1,308,622	1.20%
Nordstrom, Inc.	36,500	1,614,030	1.47%
Ralph Lauren Corp.	16,000	1,414,880	1.29%
Target Corp.	24,700	1,592,656	1.46%
The Gap, Inc.	73,000	1,681,190	1.54%
Tiffany & Co.	28,500	2,243,520	2.05%
Viacom, Inc.	39,300	1,656,102	1.51%
		24,292,403	22.20%
Consumer Staples - 4.78%
The Kroger Co.	46,300	1,572,348	1.44%
Wal-Mart Stores, Inc.	27,300	1,822,002	1.66%
Whole Foods Market, Inc.	60,700	1,834,354	1.68%
		5,228,704	4.78%
Energy - 5.09%
Marathon Petroleum Corp.	43,600	2,094,980	1.92%
Tesoro Corp.	20,900	1,689,765	1.54%
Valero Energy Corp.	27,100	1,782,096	1.63%
		5,566,841	5.09%
Financials - 3.86%
Franklin Resources, Inc.	52,600	2,090,324	1.91%
The Progressive Corp.	57,000	2,134,080	1.95%
		4,224,404	3.86%
Health Care - 5.37%
Baxter International, Inc.	49,100	2,352,381	2.15%
Gilead Sciences, Inc.	20,000	1,449,000	1.32%
HCA Holdings, Inc. (a)	25,900	2,079,252	1.90%
		5,880,633	5.37%
Industrials - 40.02%
Alaska Air Group, Inc.	25,500	2,392,410	2.19%
American Airlines Group, Inc.	45,900	2,031,075	1.86%
Caterpillar, Inc.	28,700	2,745,442	2.51%
Cummins, Inc.	20,100	2,954,901	2.70%
Deere & Co.	23,400	2,504,970	2.29%
Delta Air Lines, Inc.	40,600	1,917,944	1.75%
Dover Corp.	30,900	2,402,475	2.20%
Emerson Electric Co.	39,300	2,305,338	2.11%
FedEx Corp.	13,700	2,590,807	2.37%
General Dynamics Corp.	13,600	2,462,688	2.25%
JetBlue Airways Corp. (a)	87,900	1,723,719	1.58%
PACCAR, Inc.	37,000	2,490,470	2.28%
Parker-Hannifin Corp.	18,600	2,736,618	2.50%
Southwest Airlines Co.	48,400	2,531,804	2.31%
The Boeing Co.	14,800	2,418,616	2.21%
Union Pacific Corp.	25,000	2,664,500	2.43%
United Continental Holdings, Inc. (a)	38,000	2,677,860	2.45%
United Technologies Corp.	20,300	2,226,301	2.03%
		43,777,938	40.02%
Information Technology - 12.75%
Apple, Inc.	18,650	2,263,177	2.07%
eBay, Inc. (a)	75,700	2,409,531	2.20%
Intel Corp.	58,500	2,153,970	1.97%
International Business Machines Corp.	14,300	2,495,636	2.28%

QUALCOMM, Inc.	40,200	2,147,886	1.96%
Skyworks Solutions, Inc.	27,000	2,476,980	2.27%
		13,947,180	12.75%
Materials - 1.93%
Praxair, Inc.	17,800	2,108,232	1.93%

Telecommunication Services - 1.60%
Verizon Communications, Inc.	35,700	1,749,657	1.60%
Total Common Stocks (Cost $91,866,661)		106,775,992	97.60%

SHORT-TERM INVESTMENTS - 2.52%
Money Market Funds - 2.52%
Fidelity Government Portfolio, Institutional Class, 0.43% (b)	2,757,357	2,757,357	2.52%
Total Short-Term Investments (Cost $2,757,357)		2,757,357	2.52%

Total Investments (Cost $94,624,018) - 100.12%		109,533,349	100.12%
Liabilities in Excess of Other Assets - (0.12)%		(134,034)	(0.12)%
TOTAL NET ASSETS - 100.00%		$109,399,315	100.00%

Percentages are stated as a percent of net assets.

(a) Non-income producing security.
(b)	The rate listed is the fund’s 7-day yield as of January 31, 2017.

Note: For presentation purposes, the Fund has grouped some of the industry categories. For purposes of categorizing securities for compliance with Section 8(b)(1) of the Investment Company Act of 1940, as amended, the Fund uses more specific industry classifications.

The cost basis of investments for federal income tax purposes at January 31, 2017, was as follows*:

Cost of investments	$94,624,018
Gross unrealized appreciation	20,547,317
Gross unrealized depreciation	(5,637,986)
Net unrealized appreciation	$14,909,331

*Because tax adjustments are calculated annually at the end of the Fund’s fiscal year, the above table does not reflect tax adjustments for the current fiscal year.
For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Summary of Fair Value Exposure at January 31, 2017
The Fund follows authoritative fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels listed below:

Level 1 – Unadjusted, quoted prices in active markets for identical instruments that the Fund has the ability to access at the date of measurement.

Level 2 – Other significant observable inputs (including, but not limited to, quoted prices in active markets for similar instruments, quoted prices in markets that are not active for identical or similar instruments, and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets (such as interest rates, prepayment speeds, credit risk surves, default rates, and similar data)).

Level 3 – Significant unobservable inputs (including the Fund’s own assumptions about what market participants would use to price the asset or liability based on the best available information) when observable inputs are unavailable.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis.

Equity Securities – Equity securities, including common stocks, preferred stocks, exchange-traded funds, closed-end mutual funds, partnerships, rights, and real estate investment trusts, that are traded on a securities exchange for which a last-quoted sales price is readily available will generally be valued at the last sales price as reported by the primary exchange on which the securities are listed.  Securities listed on The NASDAQ Stock Market (“NASDAQ”) will generally be valued at the NASDAQ Official Closing Price, which may differ from the last sales price reported.  Securities traded on a securities exchange for which a last-quoted sales price is not readily available will generally be valued at the mean between the bid and ask prices.  To the extent these securities are actively traded and valuation adjustments are not applied, they are classified in Level 1 of the fair value hierarchy.

Registered Investment Companies – Investments in registered investment companies (e.g., mutual funds) are generally priced at the ending NAV provided by the applicable registered investment company’s service agent and will be classified in Level 1 of the fair value hierarchy.

Debt Securities – Debt securities, including corporate bonds, asset-backed securities, mortgage-backed securities, municipal bonds, U.S. Treasuries, and U.S. government agency issues, are generally valued at market on the basis of valuations furnished by an independent pricing service that utilizes both dealer-supplied valuations and formula-based techniques.  The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer.  In addition, the model may incorporate observable market data, such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data.  Certain securities are valued primarily using dealer quotations.  These securities are generally classified in Level 2 of the fair value hierarchy.

Short-Term Securities – Short-term equity investments, including money market funds, are valued in the manner specified above.  Short-term debt investments with an original term to maturity of 60 days or less are valued at amortized cost, which approximates fair market value.  If the original term to maturity of a short-term debt investment exceeded 60 days, then the values as of the 61st day prior to maturity are amortized.  Amortized cost is not used if its use would be inappropriate due to credit or other impairments of the issuer, in which case the security’s fair value would be determined, as described below. Short-term securities are generally classified in Level 1 or Level 2 of the fair market hierarchy depending on the inputs used and market activity levels for specific securities.

The Board of Trustees of the Fund (the “Board”) has adopted fair value pricing procedures that are followed when a price for a security is not readily available or if a significant event has occurred that indicates the closing price of a security no longer represents the true value of that security.  Fair value pricing determinations are made in good faith in accordance with these procedures. There are numerous criteria that will be given consideration in determining a fair value of a security, such as the trading volume of a security and markets, the value of other like securities, and news events with direct bearing to a security or markets. Fair value pricing results in an estimated price for a security that reflects the amount the Fund might reasonably expect to receive in a current sale. Depending on the relative significance of the valuation inputs, these securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The Board has delegated day-to-day valuation matters to a Valuation Committee comprised of one or more representatives from Hennessy Advisors, Inc., the Fund’s investment advisor.  The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available.  All actions taken by the Valuation Committee are reviewed by the Board.

The Fund has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination.  Various inputs are used in determining the value of the Fund’s investments.  The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  Details related to the fair valuation hierarchy of the Fund’s securities as of January 31, 2017, are as follows:

	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$24,292,403	$–	$–	$24,292,403
Consumer Staples	5,228,704	–	–	5,228,704
Energy	5,566,841	–	–	5,566,841
Financials	4,224,404	–	–	4,224,404
Health Care	5,880,633	–	–	5,880,633
Industrials	43,777,938	–	–	43,777,938
Information Technology	13,947,180	–	–	13,947,180
Materials	2,108,232	–	–	2,108,232
Telecommunication Services	1,749,657	–	–	1,749,657
Total Common Stocks	$106,775,992	$–	$–	$106,775,992

Short-Term Investments
Money Market Funds	$2,757,357	$–	$–	$2,757,357
Total Short-Term Investments	$2,757,357	$–	$–	$2,757,357

Total Investments	$109,533,349	$–	$–	$109,533,349

Transfers between levels are recognized at the end of the reporting period. During the three-month period ended January 31, 2017, the Fund recognized no transfers between levels.

Hennessy Cornerstone Value Fund
Schedule of Investments
January 31, 2017 (Unaudited)
	Number of		% of
	Shares	Value	Net Assets
COMMON STOCKS - 96.62%
Consumer Discretionary - 11.04%
Ford Motor Co.	181,600	$2,244,576	1.66%
General Motors Co.	76,100	2,786,021	2.06%
Las Vegas Sands Corp.	48,100	2,529,098	1.87%
The Gap, Inc.	87,500	2,015,125	1.49%
Thomson Reuters Corp. (b)	60,900	2,730,756	2.02%
Viacom, Inc.	62,100	2,616,894	1.94%
		14,922,470	11.04%
Consumer Staples - 7.61%
Altria Group, Inc.	36,900	2,626,542	1.94%
Archer Daniels Midland Co.	66,700	2,952,142	2.18%
Philip Morris International, Inc.	24,400	2,345,572	1.74%
Procter & Gamble Co.	27,000	2,365,200	1.75%
		10,289,456	7.61%
Energy - 13.90%
California Resources Corp. (a)	4	86	0.00%
Chevron Corp.	25,200	2,806,020	2.08%
Exxon Mobil Corp.	27,200	2,281,808	1.69%
Marathon Petroleum Corp.	67,600	3,248,180	2.40%
National Oilwell Varco, Inc.	76,500	2,892,465	2.14%
Occidental Petroleum Corp.	31,500	2,134,755	1.58%
Suncor Energy, Inc. (b)	92,900	2,883,616	2.13%
Valero Energy Corp.	38,600	2,538,336	1.88%
		18,785,266	13.90%
Financials - 16.51%
Bank of Montreal (b)	40,900	3,093,267	2.29%
Bank of Nova Scotia (b)	54,300	3,246,054	2.40%
Manulife Financial Corp. (b)	170,700	3,270,612	2.42%
MetLife, Inc.	56,700	3,085,047	2.28%
Prudential Financial, Inc.	33,400	3,510,674	2.60%
Royal Bank of Canada (b)	43,100	3,097,597	2.29%
Toronto-Dominion Bank (b)	58,100	3,007,837	2.23%
		22,311,088	16.51%
Health Care - 5.61%
AbbVie, Inc.	40,500	2,474,955	1.83%
Merck & Co., Inc.	44,000	2,727,560	2.02%
Pfizer, Inc.	75,200	2,386,096	1.76%
		7,588,611	5.61%
Industrials - 12.26%
Caterpillar, Inc.	33,100	3,166,346	2.34%
Eaton Corp. PLC (b)	39,800	2,817,044	2.09%
Emerson Electric Co.	46,600	2,733,556	2.02%
General Electric Co.	75,900	2,254,230	1.67%
The Boeing Co.	19,100	3,121,322	2.31%
United Parcel Service, Inc.	22,700	2,477,251	1.83%
		16,569,749	12.26%
Information Technology - 12.32%
Cisco Systems, Inc.	84,200	2,586,624	1.91%
Conduent, Inc. (a)	48,480	725,261	0.54%
HP, Inc.	221,000	3,326,050	2.46%
Intel Corp.	75,600	2,783,592	2.06%
International Business Machines Corp.	17,700	3,089,004	2.29%
QUALCOMM, Inc.	46,000	2,457,780	1.82%
Xerox Corp.	242,400	1,679,832	1.24%
		16,648,143	12.32%

Materials - 8.66%
International Paper Co.	62,600	3,543,160	2.62%
LyondellBasell Industries NV (b)	28,200	2,630,214	1.95%
The Dow Chemical Co.	46,400	2,766,832	2.05%
The Mosaic Co.	88,000	2,760,560	2.04%
		11,700,766	8.66%
Telecommunication Services - 8.71%
AT&T, Inc.	60,800	2,563,328	1.90%
BCE, Inc. (b)	52,600	2,373,312	1.76%
CenturyLink, Inc.	74,900	1,936,914	1.43%
Rogers Communications, Inc. (b)	62,700	2,721,180	2.01%
Verizon Communications, Inc.	44,300	2,171,143	1.61%
		11,765,877	8.71%
Total Common Stocks (Cost $105,677,069)		130,581,426	96.62%

SHORT-TERM INVESTMENTS - 3.40%
Money Market Funds - 3.40%
Fidelity Government Portfolio, Institutional Class, 0.43% (c)	4,599,571	4,599,571	3.40%
Total Short-Term Investments (Cost $4,599,571)		4,599,571	3.40%

Total Investments (Cost $110,276,640) - 100.02%		135,180,997	100.02%
Liabilities in Excess of Other Assets - (0.02)%		(33,667)	(0.02)%
TOTAL NET ASSETS - 100.00%		$135,147,330	100.00%

Percentages are stated as a percent of net assets.

(a) Non-income producing security.
(b) U.S. traded security of a foreign corporation.
(c) The rate listed is the fund’s 7-day yield as of January 31, 2017.

Note: For presentation purposes, the Fund has grouped some of the industry categories. For purposes of categorizing securities for compliance with Section 8(b)(1) of the Investment Company Act of 1940, as amended, the Fund uses more specific industry classifications.

The cost basis of investments for federal income tax purposes at January 31, 2017, was as follows*:

Cost of investments	$110,276,640
Gross unrealized appreciation	27,370,352
Gross unrealized depreciation	(2,465,995)
Net unrealized appreciation	$24,904,357

*Because tax adjustments are calculated annually at the end of the Fund’s fiscal year, the above table does not reflect tax adjustments for the current fiscal year.
For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Summary of Fair Value Exposure at January 31, 2017
The Fund follows authoritative fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels listed below:

Level 1 – Unadjusted, quoted prices in active markets for identical instruments that the Fund has the ability to access at the date of measurement.

Level 2 – Other significant observable inputs (including, but not limited to, quoted prices in active markets for similar instruments, quoted prices in markets that are not active for identical or similar instruments, and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets (such as interest rates, prepayment speeds, credit risk surves, default rates, and similar data)).

Level 3 – Significant unobservable inputs (including the Fund’s own assumptions about what market participants would use to price the asset or liability based on the best available information) when observable inputs are unavailable.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis.

Equity Securities – Equity securities, including common stocks, preferred stocks, foreign-issued common stocks, exchange-traded funds, closed-end mutual funds, partnerships, rights, and real estate investment trusts, that are traded on a securities exchange for which a last-quoted sales price is readily available will generally be valued at the last sales price as reported by the primary exchange on which the securities are listed.  Securities listed on The NASDAQ Stock Market (“NASDAQ”) will generally be valued at the NASDAQ Official Closing Price, which may differ from the last sales price reported.  Securities traded on a securities exchange for which a last-quoted sales price is not readily available will generally be valued at the mean between the bid and ask prices.  To the extent these securities are actively traded and valuation adjustments are not applied, they are classified in Level 1 of the fair value hierarchy.  Securities traded on foreign exchanges generally are not valued at the same time the Fund calculates its NAV because most foreign markets close well before such time.  The earlier close of most foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim.  In certain circumstances, it may be determined that a security needs to be fair valued because it appears that the value of the security might have been materially affected by events occurring after the close of the market in which the security is principally traded, but before the time the Fund calculates its NAV, such as by a development that affects an entire market or region (e.g., weather related events) or a potentially global development (e.g., a terrorist attack that may be expected to have an effect on investor expectations worldwide).

Registered Investment Companies – Investments in registered investment companies (e.g., mutual funds) are generally priced at the ending NAV provided by the applicable registered investment company’s service agent and will be classified in Level 1 of the fair value hierarchy.

Debt Securities – Debt securities, including corporate bonds, asset-backed securities, mortgage-backed securities, municipal bonds, U.S. Treasuries, and U.S. government agency issues, are generally valued at market on the basis of valuations furnished by an independent pricing service that utilizes both dealer-supplied valuations and formula-based techniques.  The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer.  In addition, the model may incorporate observable market data, such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data.  Certain securities are valued primarily using dealer quotations.  These securities are generally classified in Level 2 of the fair value hierarchy.

Short-Term Securities – Short-term equity investments, including money market funds, are valued in the manner specified above.  Short-term debt investments with an original term to maturity of 60 days or less are valued at amortized cost, which approximates fair market value.  If the original term to maturity of a short-term debt investment exceeded 60 days, then the values as of the 61st day prior to maturity are amortized.  Amortized cost is not used if its use would be inappropriate due to credit or other impairments of the issuer, in which case the security’s fair value would be determined, as described below. Short-term securities are generally classified in Level 1 or Level 2 of the fair market hierarchy depending on the inputs used and market activity levels for specific securities.

The Board of Trustees of the Fund (the “Board”) has adopted fair value pricing procedures that are followed when a price for a security is not readily available or if a significant event has occurred that indicates the closing price of a security no longer represents the true value of that security.  Fair value pricing determinations are made in good faith in accordance with these procedures. There are numerous criteria that will be given consideration in determining a fair value of a security, such as the trading volume of a security and markets, the value of other like securities, and news events with direct bearing to a security or markets. Fair value pricing results in an estimated price for a security that reflects the amount the Fund might reasonably expect to receive in a current sale. Depending on the relative significance of the valuation inputs, these securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The fair valuation of foreign securities may be determined with the assistance of a pricing service using correlations between the movement of prices of such securities and indices of domestic securities and other appropriate indicators, such as closing market prices of relevant American Depositary Receipts or futures contracts.  The effect of using fair value pricing is that the Fund’s NAV will reflect the affected portfolio securities’ value as determined by  the Board or its designee instead of being determined by the market.  Using a fair value pricing methodology to price foreign securities may result in a value that is different from a foreign security’s most recent closing price and from the prices used by other investment companies to calculate their NAVs and are generally considered Level 2 prices in the fair valuation hierarchy.  Because the Fund may invest in foreign securities, the value of the Fund’s portfolio securities may change on days when you will not be able to purchase or redeem your shares.

The Board has delegated day-to-day valuation matters to a Valuation Committee comprised of one or more representatives from Hennessy Advisors, Inc., the Fund’s investment advisor.  The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available.  All actions taken by the Valuation Committee are reviewed by the Board.

The Fund has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination.  Various inputs are used in determining the value of the Fund’s investments.  The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  Details related to the fair valuation hierarchy of the Fund’s securities as of January 31, 2017, are as follows:

	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$14,922,470	$–	$–	$14,922,470
Consumer Staples	10,289,456	–	–	10,289,456
Energy	18,785,266	–	–	18,785,266
Financials	22,311,088	–	–	22,311,088
Health Care	7,588,611	–	–	7,588,611
Industrials	16,569,749	–	–	16,569,749
Information Technology	16,648,143	–	–	16,648,143
Materials	11,700,766	–	–	11,700,766
Telecommunication Services	11,765,877	–	–	11,765,877
Total Common Stocks	$130,581,426	$–	$–	$130,581,426

Short-Term Investments
Money Market Funds	$4,599,571	$–	$–	$4,599,571
Total Short-Term Investments	$4,599,571	$–	$–	$4,599,571

Total Investments	$135,180,997	$–	$–	$135,180,997

Transfers between levels are recognized at the end of the reporting period. During the three-month period ended January 31, 2017, the Fund recognized no transfers between levels.

Hennessy Total Return Fund
Schedule of Investments
January 31, 2017 (Unaudited)
	Number of Shares/		% of
	Par Amount	Value	Net Assets
COMMON STOCKS - 70.19%
Consumer Discretionary - 3.80%
McDonald’s Corp.	29,600	$3,628,072	3.80%

Consumer Staples - 7.60%
Procter & Gamble Co.	32,300	2,829,480	2.97%
The Coca-Cola Co.	106,200	4,414,734	4.63%
		7,244,214	7.60%
Energy - 13.62%
Chevron Corp.	60,900	6,781,215	7.11%
Exxon Mobil Corp.	74,000	6,207,860	6.51%
		12,989,075	13.62%
Health Care - 8.44%
Merck & Co., Inc.	30,600	1,896,894	1.99%
Pfizer, Inc.	193,800	6,149,274	6.45%
		8,046,168	8.44%
Industrials - 14.74%
Caterpillar, Inc.	74,400	7,117,104	7.46%
General Electric Co.	57,800	1,716,660	1.80%
The Boeing Co.	32,000	5,229,440	5.48%
		14,063,204	14.74%
Information Technology - 15.63%
Cisco Systems, Inc.	217,300	6,675,456	7.00%
Intel Corp.	33,600	1,237,152	1.29%
International Business Machines Corp.	40,100	6,998,252	7.34%
		14,910,860	15.63%
Telecommunication Services - 6.36%
Verizon Communications, Inc.	123,800	6,067,438	6.36%
Total Common Stocks (Cost $59,464,537)		66,949,031	70.19%

SHORT-TERM INVESTMENTS - 71.52%
Money Market Funds - 2.36%
Fidelity Government Portfolio, Institutional Class, 0.43% (a)	2,249,861	2,249,861	2.36%

U.S. Treasury Bills (c) - 69.16%
0.480%, 02/23/2017 (b)	27,000,000	26,992,163	28.30%
0.480%, 03/23/2017 (b)	18,000,000	17,987,875	18.86%
0.530%, 04/20/2017 (b)	21,000,000	20,978,265	22.00%
		65,958,303	69.16%
Total Short-Term Investments (Cost $68,207,604)		68,208,164	71.52%

Total Investments (Cost $127,672,141) - 141.71%		135,157,195	141.71%
Liabilities in Excess of Other Assets - (41.71)%		(39,783,493)	(41.71)%
TOTAL NET ASSETS - 100.00%		$95,373,702	100.00%

Percentages are stated as a percent of net assets.

(a)	The rate listed is the fund’s 7-day yield as of January 31, 2017.
(b)	The rate listed is discount rate at issue.
(c)	Collateral or partial collateral for securities sold subject to repurchase.

Note: For presentation purposes, the Fund has grouped some of the industry categories. For purposes of categorizing securities for compliance with Section 8(b)(1) of the Investment Company Act of 1940, as amended, the Fund uses more specific industry classifications.

The cost basis of investments for federal income tax purposes at January 31, 2017, was as follows*:

	Cost of investments	$127,672,141
	Gross unrealized appreciation	8,238,481
	Gross unrealized depreciation	(753,427)
	Net unrealized appreciation	$7,485,054

*Because tax adjustments are calculated annually at the end of the Fund’s fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Summary of Fair Value Exposure at January 31, 2017
The Fund follows authoritative fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels listed below:

Level 1 – Unadjusted, quoted prices in active markets for identical instruments that the Fund has the ability to access at the date of measurement.

Level 2 – Other significant observable inputs (including, but not limited to, quoted prices in active markets for similar instruments, quoted prices in markets that  are not active for identical or similar instruments, and model-derived valuations in which all significant inputs and significant value drivers are observable in active  markets (such as interest rates, prepayment speeds, credit risk surves, default rates, and similar data)).

Level 3 – Significant unobservable inputs (including the Fund’s own assumptions about what market participants would use to price the asset or liability based on the best available information) when observable inputs are unavailable.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis.

Equity Securities – Equity securities, including common stocks, preferred stocks, exchange-traded funds, closed-end mutual funds, partnerships, rights, and real estate investment trusts, that are traded on a securities exchange for which a last-quoted sales price is readily available will generally be valued at the last sales price as reported by the primary exchange on which the securities are listed.  Securities listed on The NASDAQ Stock Market (“NASDAQ”) will generally be valued at the NASDAQ Official Closing Price, which may differ from the last sales price reported.  Securities traded on a securities exchange for which a last-quoted sales price is not readily available will generally be valued at the mean between the bid and ask prices.  To the extent these securities are actively traded and valuation adjustments are not applied, they are classified in Level 1 of the fair value hierarchy.

Registered Investment Companies – Investments in registered investment companies (e.g., mutual funds) are generally priced at the ending NAV provided by the applicable registered investment company’s service agent and will be classified in Level 1 of the fair value hierarchy.

Debt Securities – Debt securities, including corporate bonds, asset-backed securities, mortgage-backed securities, municipal bonds, U.S. Treasuries, and U.S. government agency issues, are generally valued at market on the basis of valuations furnished by an independent pricing service that utilizes both dealer-supplied valuations and formula-based techniques.  The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer.  In addition, the model may incorporate observable market data, such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data.  Certain securities are valued primarily using dealer quotations.  These securities are generally classified in Level 2 of the fair value hierarchy.

Short-Term Securities – Short-term equity investments, including money market funds, are valued in the manner specified above.  Short-term debt investments with an original term to maturity of 60 days or less are valued at amortized cost, which approximates fair market value.  If the original term to maturity of a short-term debt investment exceeded 60 days, then the values as of the 61st day prior to maturity are amortized.  Amortized cost is not used if its use would be inappropriate due to credit or other impairments of the issuer, in which case the security’s fair value would be determined, as described below. Short-term securities are generally classified in Level 1 or Level 2 of the fair market hierarchy depending on the inputs used and market activity levels for specific securities.

The Board of Trustees of the Fund (the “Board”) has adopted fair value pricing procedures that are followed when a price for a security is not readily available or if a significant event has occurred that indicates the closing price of a security no longer represents the true value of that security.  Fair value pricing determinations are made in good faith in accordance with these procedures. There are numerous criteria that will be given consideration in determining a fair value of a security, such as the trading volume of a security and markets, the value of other like securities, and news events with direct bearing to a security or markets. Fair value pricing results in an estimated price for a security that reflects the amount the Fund might reasonably expect to receive in a current sale. Depending on the relative significance of the valuation inputs, these securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The Board has delegated day-to-day valuation matters to a Valuation Committee comprised of one or more representatives from Hennessy Advisors, Inc., the Fund’s investment advisor.  The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available.  All actions taken by the Valuation Committee are reviewed by the Board.

The Fund has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination.  Various inputs are used in determining the value of the Fund’s investments.  The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  Details related to the fair valuation hierarchy of the Fund’s securities as of  January 31, 2017, are as follows:

	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$3,628,072	$–	$–	$3,628,072
Consumer Staples	7,244,214	–	–	7,244,214
Energy	12,989,075	–	–	12,989,075
Health Care	8,046,168	–	–	8,046,168
Industrials	14,063,204	–	–	14,063,204
Information Technology	14,910,860	–	–	14,910,860
Telecommunication Services	6,067,438	–	–	6,067,438
Total Common Stocks	$66,949,031	$–	$–	$66,949,031

Short-Term Investments
Money Market Funds	$2,249,861	$–	$–	$2,249,861
U.S. Treasury Bills	–	65,958,303	–	65,958,303
Total Short-Term Investments	$2,249,861	$65,958,303	$–	$68,208,164

Total Investments	$69,198,892	$65,958,303	$–	$135,157,195

Transfers between levels are recognized at the end of the reporting period. During the three-month period ended January 31, 2017, the Fund recognized no transfers between levels.

Schedule of Reverse Repurchase Agreements
Face Value	Counterparty	Rate	Principal Trade Date	Maturity Date	Maturity Amount
$16,191,000	Jefferies LLC	0.75%	11/28/2016	2/23/2017	$16,220,346
10,794,000	Jefferies LLC	1.00%	12/23/2016	3/23/2017	10,820,985
12,593,000	Jefferies LLC	0.75%	1/13/2017	4/20/2017	12,618,448
$39,578,000					$39,659,779

As of January 31, 2017, the fair value of securities held as collateral for reverse repurchase agreements was $65,958,303 as noted on the Schedule of Investments.

Reverse repurchase agreements are carried at face value; hence, they are not included in the fair valuation hierarchy. The face value of the reverse repurchase agreements at January 31, 2017, was $39,578,000. Due to the short-term nature of the reverse repurchase agreements, face value approximates fair value. The face value plus interest due at maturity is equal to $39,659,779.

Hennessy Equity and Income Fund
Schedule of Investments
January 31, 2017 (Unaudited)
	Number of Shares/		% of
	Par Amount	Value	Net Assets
COMMON STOCKS - 60.21%
Consumer Discretionary - 13.23%
CarMax, Inc. (a)	126,479	$8,437,414	2.79%
Carnival Corp. (b)	153,150	8,481,447	2.80%
Dollar Tree, Inc. (a)	104,670	8,079,477	2.67%
Lowe’s Companies, Inc.	58,756	4,293,888	1.42%
NIKE, Inc., Class B	101,580	5,373,582	1.78%
O’Reilly Automotive, Inc. (a)	20,480	5,371,290	1.77%
		40,037,098	13.23%
Consumer Staples - 6.56%
Altria Group, Inc.	109,937	7,825,316	2.59%
Edgewell Personal Care Co. (a)	106,752	8,416,328	2.78%
The Coca-Cola Co.	87,081	3,619,957	1.19%
		19,861,601	6.56%
Energy - 1.50%
Chevron Corp.	40,751	4,537,624	1.50%

Financials - 14.66%
Alleghany Corp. (a)	11,500	7,033,055	2.33%
Bank of America Corp.	129,949	2,942,045	0.97%
Berkshire Hathaway, Inc., Class B (a)	80,019	13,134,319	4.34%
BlackRock, Inc.	18,028	6,742,112	2.23%
The Progressive Corp.	188,930	7,073,539	2.34%
Wells Fargo & Co.	131,783	7,423,336	2.45%
		44,348,406	14.66%
Health Care - 3.45%
Bristol-Myers Squibb Co.	77,183	3,794,316	1.25%
Eli Lilly & Co.	86,200	6,639,986	2.20%
		10,434,302	3.45%
Industrials - 11.07%
Deere & Co.	56,890	6,090,075	2.01%
FedEx Corp.	21,028	3,976,605	1.31%
General Dynamics Corp.	43,730	7,918,628	2.62%
General Electric Co.	162,850	4,836,645	1.60%
Norfolk Southern Corp.	58,590	6,881,981	2.28%
Southwest Airlines Co.	72,460	3,790,383	1.25%
		33,494,317	11.07%
Information Technology - 6.44%
Apple, Inc.	66,540	8,074,629	2.67%
Cisco Systems, Inc.	150,566	4,625,387	1.53%
Visa, Inc., Class A	82,076	6,788,506	2.24%
		19,488,522	6.44%
Materials - 2.22%
NewMarket Corp.	15,580	6,717,629	2.22%

Telecommunication Services - 1.08%
Verizon Communications, Inc.	66,808	3,274,260	1.08%
Total Common Stocks (Cost $156,119,713)		182,193,759	60.21%

PREFERRED STOCKS - 1.64%
Consumer Staples - 0.07%
CHS, Inc., Series 4, 7.500%, 01/21/2025	7,380	201,843	0.07%

Financials - 1.57%
Aegon N.V., 6.375%, 03/02/2017 (b)	2,050	51,947	0.02%
Banc of California, Inc., Series E, 7.000%, 03/15/2021	2,065	50,840	0.02%
Bank of America Corp.
Series EE, 6.000%, 04/25/2021	3,710	94,865	0.03%
Series CC, 6.200%, 01/29/2021	2,440	62,830	0.02%
BB&T Corp., Series F, 5.200%, 11/01/2017	9,930	241,001	0.08%
Capital One Financial Corp.
Series G, 5.200%, 12/01/2021	5,330	119,445	0.04%
Series F, 6.200%, 12/01/2020	4,610	118,938	0.04%
Citigroup, Inc.
Series C, 5.800%, 04/22/2018	3,935	98,729	0.03%
Series S, 6.300%, 02/12/2021	3,855	99,536	0.03%
Discover Financial Services, Series B, 6.500%, 12/01/2017	4,500	116,100	0.04%

Fannie Mae Preferred, Series S, 8.250%, 12/31/2020 (a)	10,600	98,262	0.03%
First Republic Bank
Series G, 5.500%, 03/30/2021	3,610	87,109	0.03%
Series F, 5.700%, 06/30/2020	3,465	87,353	0.03%
Huntington Bancshares, Inc., Series D, 6.250%, 04/15/2021	6,290	162,659	0.05%
IBERIABANK Corp., Series B, 6.625%, 08/01/2025	1,920	50,803	0.02%
ING Groep N.V., 6.125%, 04/15/2017 (b)	2,055	51,930	0.02%
JPMorgan Chase & Co., Series BB, 6.150%, 09/01/2020	9,030	234,690	0.08%
Legg Mason, Inc., 5.450%, 09/15/2021	4,755	108,271	0.03%
MetLife, Inc., Series A, 4.000%, 03/02/2017	9,925	238,895	0.08%
Morgan Stanley, Series I, 6.375%, 10/15/2024	7,585	200,927	0.07%
National General Holdings Corp., Series C, 7.500%, 07/15/2021	5,135	129,607	0.04%
Northern Trust Corp., Series C, 5.850%, 10/01/2019	9,220	237,876	0.08%
PNC Financial Services Group, Inc., Series Q, 5.375%, 12/01/2017	9,785	240,515	0.08%
Regions Financial Corp.
Series A, 6.375%, 12/15/2017	4,590	117,229	0.04%
Series B, 6.375%, 09/15/2024	4,355	117,498	0.04%
State Street Corp.
Series G, 5.350%, 03/15/2026	4,620	117,671	0.04%
Series D, 5.900%, 03/15/2024	4,465	117,340	0.04%
SunTrust Banks, Inc., Series E, 5.875%, 03/15/2018	9,300	233,151	0.08%
The Allstate Corp., Series E, 6.625%, 04/15/2019	8,935	236,152	0.08%
The Charles Schwab Corp.
Series D, 5.950%, 06/01/2021	4,625	120,158	0.04%
Series C, 6.000%, 12/01/2020	4,575	119,865	0.04%
The Goldman Sachs Group, Inc.
Series D, 4.000%, 03/02/2017	3,295	72,490	0.02%
Series N, 6.300%, 05/10/2021	2,755	72,319	0.02%
U.S. Bancorp, Series H, 5.150%, 06/15/2018 (d)	3,175	79,407	0.02%
Validus Holdings Ltd., Series A, 5.875%, 06/15/2021 (b)	5,700	137,484	0.04%
Wells Fargo & Co.
Series X, 5.500%, 09/15/2021	5,045	121,080	0.04%
Series V, 6.000%, 12/15/2020	4,610	119,860	0.04%
		4,764,832	1.57%
Total Preferred Stocks (Cost $5,195,057)		4,966,675	1.64%

REITS - 0.34%
Financials - 0.34%
Apollo Commercial Real Estate Finance, Inc.	28,000	487,480	0.16%
Chimera Investment Corp., Series A, 8.000%, 10/30/2021	3,080	78,725	0.03%
Chimera Investment Corp.	19,000	334,970	0.11%
Monmouth Real Estate Investment Corp., Series C, 6.125%, 09/15/2021	2,175	54,266	0.02%
Public Storage, Series D, 4.950%, 7/20/2021	3,635	79,825	0.02%
		1,035,266	0.34%
Total REITS (Cost $967,286)		1,035,266	0.34%

CORPORATE BONDS - 26.07%
Consumer Discretionary - 0.34%
Amazon.com, Inc., 3.300%, 12/05/2021	1,000,000	1,041,179	0.34%

Consumer Staples - 1.12%
Anheuser-Busch InBev Worldwide, Inc., 7.750%, 01/15/2019	150,000	166,900	0.06%
CVS Health Corp.
1.900%, 07/20/2018	1,300,000	1,305,274	0.43%
2.250%, 12/05/2018	500,000	504,181	0.17%
4.125%, 05/15/2021	1,000,000	1,056,840	0.35%
Wal-Mart Stores, Inc., 5.000%, 10/25/2040	300,000	339,374	0.11%
		3,372,569	1.12%
Energy - 1.42%
Canadian Natural Resources Ltd., 3.900%, 02/01/2025 (b)	1,000,000	1,008,402	0.33%
Chevron Corp., 2.355%, 12/05/2022	540,000	531,294	0.18%
Encana Corp., 3.900%, 11/15/2021 (b)	1,600,000	1,638,518	0.54%
National Oilwell Varco, Inc., 2.600%, 12/01/2022	1,200,000	1,128,701	0.37%
		4,306,915	1.42%
Financials - 14.33%
American Express Co., 6.150%, 08/28/2017	1,550,000	1,591,543	0.53%
American International Group, Inc.
4.125%, 02/15/2024	1,000,000	1,040,785	0.34%
4.875%, 06/01/2022	1,600,000	1,746,530	0.58%
Associates Corporation of North America, 6.950%, 11/01/2018	300,000	325,075	0.11%
Bank of New York Mellon Corp., 1.969%, 06/20/2017	500,000	501,563	0.17%
BB&T Corp., 2.300%, 10/15/2018	1,000,000	1,009,989	0.34%
Boston Properties, Inc., 5.875%, 10/15/2019	700,000	762,550	0.25%

Capital One Financial Corp., 4.750%, 07/15/2021	1,500,000	1,625,353	0.54%
Capital One NA, 2.250%, 09/13/2021	500,000	489,386	0.16%
Comerica, Inc., 2.125%, 05/23/2019	500,000	500,475	0.17%
Diamond 1 Finance Corp. / Diamond 2 Finance Corp., 5.450%, 06/15/2023 (e)	1,220,000	1,312,209	0.43%
Discover Financial Services, 5.200%, 04/27/2022	900,000	973,335	0.32%
Fifth Third Bancorp
1.350%, 06/01/2017	1,000,000	1,000,578	0.33%
2.375%, 04/25/2019	1,775,000	1,790,443	0.59%
First Niagara Financial Group, Inc., 6.750%, 03/19/2020	590,000	665,721	0.22%
Ford Motor Credit Co. LLC, 3.000%, 06/12/2017	1,750,000	1,759,886	0.58%
Franklin Resources, Inc., 1.375%, 09/15/2017	1,080,000	1,081,973	0.36%
General Electric Capital Corp.
1.625%, 04/02/2018	500,000	501,427	0.17%
5.625%, 05/01/2018	550,000	578,104	0.19%
6.000%, 08/07/2019	610,000	673,259	0.22%
JPMorgan Chase & Co., 2.700%, 05/18/2023	1,000,000	976,338	0.32%
KeyCorp
2.300%, 12/13/2018	2,600,000	2,612,867	0.86%
5.100%, 03/24/2021	950,000	1,039,513	0.34%
Lincoln National Corp., 6.250%, 02/15/2020	780,000	862,997	0.29%
Merrill Lynch & Company, Inc., 6.875%, 04/25/2018	955,000	1,012,076	0.33%
MetLife, Inc., Series A, 6.817%, 08/15/2018	100,000	107,654	0.04%
Morgan Stanley
5.500%, 07/28/2021	2,333,000	2,588,382	0.86%
6.625%, 04/01/2018	750,000	791,242	0.26%
PNC Financial Services Group, Inc., 1.600%, 06/01/2018	1,000,000	999,660	0.33%
Qwest Capital Funding, Inc., 6.500%, 11/15/2018	700,000	746,900	0.25%
Raymond James Financial, Inc.
3.625%, 09/15/2026	1,500,000	1,471,446	0.48%
5.625%, 04/01/2024	700,000	781,916	0.26%
Royal Bank of Canada, 2.200%, 07/27/2018 (b)	1,000,000	1,008,931	0.33%
SunTrust Banks, Inc., 6.000%, 09/11/2017	250,000	256,651	0.08%
Synchrony Financial, 3.750%, 08/15/2021	1,200,000	1,233,764	0.41%
The Bear Stearns Companies, Inc., 6.400%, 10/02/2017	1,350,000	1,393,976	0.46%
The Goldman Sachs Group, Inc.
5.375%, 03/15/2020	1,100,000	1,193,010	0.39%
6.000%, 06/15/2020	1,500,000	1,664,696	0.55%
The Hartford Financial Services Group, Inc., 5.375%, 03/15/2017	300,000	301,494	0.10%
Wachovia Corp., 5.750%, 06/15/2017	850,000	863,913	0.29%
Wells Fargo & Co., 5.625%, 12/11/2017	1,000,000	1,034,726	0.34%
Westpac Banking Corp., 4.875%, 11/19/2019 (b)	450,000	483,425	0.16%
		43,355,761	14.33%
Health Care - 2.92%
Agilent Technologies, Inc., 5.000%, 07/15/2020	650,000	703,647	0.23%
Amgen, Inc.
3.450%, 10/01/2020	1,000,000	1,037,420	0.34%
3.625%, 05/22/2024	1,500,000	1,526,535	0.51%
Celgene Corp.
2.300%, 08/15/2018	1,000,000	1,007,175	0.34%
3.625%, 05/15/2024	1,600,000	1,611,400	0.53%
Express Scripts Holding Co.
1.250%, 06/02/2017	500,000	500,017	0.16%
3.500%, 06/15/2024	700,000	684,538	0.23%
GlaxoSmithKline Capital, Inc., 1.500%, 05/08/2017 (b)	500,000	500,585	0.17%
Zoetis, Inc., 3.250%, 02/01/2023	1,250,000	1,255,125	0.41%
		8,826,442	2.92%
Information Technology - 1.29%
Alphabet, Inc., 1.998%, 08/15/2026	550,000	503,946	0.17%
Apple, Inc., 4.500%, 02/23/2036	250,000	271,136	0.09%
Applied Materials, Inc., 4.300%, 06/15/2021	300,000	322,634	0.11%
Corning, Inc.
1.500%, 05/08/2018	390,000	389,374	0.13%
6.625%, 05/15/2019	695,000	766,199	0.25%
6.850%, 03/01/2029	275,000	333,010	0.11%
Juniper Networks, Inc., 4.600%, 03/15/2021	1,000,000	1,067,727	0.35%
Oracle Corp., 2.650%, 07/15/2026	250,000	235,269	0.08%
		3,889,295	1.29%
Manufacturing - 0.44%
Teva Pharmaceutical Financial Co. BV, 2.950%, 12/18/2022 (b)	1,380,000	1,328,425	0.44%

Materials - 2.27%
AngloGold Ashanti Holdings PLC, 5.125%, 08/01/2022 (b)	1,000,000	1,038,500	0.34%
Arconic, Inc., 6.150%, 08/15/2020	625,000	680,680	0.23%

Goldcorp, Inc. (b)
2.125%, 03/15/2018	1,250,000	1,254,282	0.42%
3.625%, 06/09/2021	750,000	769,880	0.25%
Newmont Mining Corp., 3.500%, 03/15/2022	1,000,000	1,024,991	0.34%
Rio Tinto Finance USA Ltd., 3.750%, 06/15/2025 (b)	1,000,000	1,038,860	0.34%
The Dow Chemical Co., 4.250%, 11/15/2020	1,000,000	1,059,625	0.35%
		6,866,818	2.27%
Telecommunication Services - 1.94%
AT&T, Inc.
3.000%, 02/15/2022	1,000,000	991,556	0.33%
5.350%, 09/01/2040	200,000	201,216	0.07%
5.800%, 02/15/2019	800,000	857,141	0.28%
CenturyLink, Inc., 5.150%, 06/15/2017	400,000	403,500	0.13%
Deutsche Telekom AG, 6.000%, 07/08/2019 (b)	1,160,000	1,266,601	0.42%
Verizon Communications, Inc., 2.450%, 11/01/2022	1,200,000	1,159,087	0.38%
Vodafone Group PLC, 1.500%, 02/19/2018 (b)	1,000,000	998,171	0.33%
		5,877,272	1.94%
Total Corporate Bonds (Cost $77,959,475)		78,864,676	26.07%

MORTGAGE BACKED SECURITIES - 5.36%
Federal Home Loan Mortgage Corp.
1.000%, 10/27/2023	1,200,000	1,183,012	0.39%
1.500%, 10/15/2042	136,924	135,350	0.04%
2.000%, 10/15/2043	138,401	136,589	0.05%
2.500%, 08/15/2040	474,195	474,081	0.16%
2.750%, 01/15/2041	111,242	111,986	0.04%
3.000%, 09/15/2039	409,306	415,577	0.14%
3.000%, 05/01/2042	1,106,418	1,101,606	0.36%
3.000%, 09/01/2042	2,153,740	2,144,374	0.71%
3.000%, 05/15/2043	428,519	434,875	0.14%
5.000%, 05/01/2020	45,705	47,762	0.02%
5.500%, 04/01/2037	106,948	121,421	0.04%
Federal National Mortgage Association
1.250%, 06/25/2043	243,627	229,078	0.07%
1.500%, 08/10/2021	1,000,000	977,329	0.32%
1.500%, 03/30/2026	1,200,000	1,190,942	0.40%
1.500%, 04/18/2028	1,000,000	981,336	0.33%
2.000%, 11/25/2040	220,757	218,586	0.07%
2.000%, 11/25/2041	160,107	157,020	0.05%
2.250%, 03/25/2039	167,909	168,750	0.06%
3.000%, 10/01/2043	3,122,555	3,107,756	1.03%
3.500%, 01/01/2042	626,207	644,156	0.21%
4.000%, 10/01/2041	870,723	917,999	0.30%
4.000%, 12/01/2041	698,064	734,276	0.24%
4.500%, 08/01/2020	48,140	49,458	0.02%
6.000%, 10/01/2037	135,075	152,919	0.05%
Government National Mortgage Association, 1.750%, 02/16/2043	372,473	364,987	0.12%
Total Mortgage Backed Securities (Cost $16,287,362)		16,201,225	5.36%

U.S. TREASURY OBLIGATIONS - 4.20%
U.S. Treasury Bonds - 0.61%
U.S. Treasury Bonds, 3.625%, 02/15/2044	1,650,000	1,830,759	0.60%
U.S. Treasury Inflation Index Bond, 0.125%, 07/15/2022	26,238	26,615	0.01%
		1,857,374	0.61%
U.S. Treasury Notes - 3.59%
U.S. Treasury Notes
1.125%, 01/31/2019	3,000,000	2,995,431	0.99%
1.375%, 01/15/2020	2,000,000	1,995,274	0.66%
1.625%, 02/15/2026	1,400,000	1,307,824	0.43%
1.875%, 01/31/2022	1,500,000	1,497,716	0.49%
2.000%, 11/15/2026	1,500,000	1,441,669	0.48%
2.125%, 05/15/2025	175,000	171,558	0.06%
2.625%, 11/15/2020	1,400,000	1,447,797	0.48%
		10,857,269	3.59%
Total U.S. Treasury Obligations (Cost $12,800,997)		12,714,643	4.20%

U.S. GOVERNMENT AGENCY ISSUES - 0.60%
Finance and Insurance - 0.60%
Federal Home Loan Banks
1.250%, 10/17/2031	1,250,000	1,199,882	0.40%
5.750%, 06/15/2037	600,000	607,095	0.20%
		1,806,977	0.60%
Total U.S. Government Agency Issues (Cost $1,924,737)		1,806,977	0.60%

INVESTMENT COMPANIES (EXCLUDING MONEY MARKET FUNDS) - 0.90%
Apollo Investment Corp.	30,000	175,800	0.06%
Ares Capital Corp.	16,000	270,400	0.09%
FS Investment Corp.	78,000	803,400	0.27%
Guggenheim Credit Allocation Fund	34,000	795,260	0.26%
OHA Investment Corp.	8,000	15,120	0.00%
SPDR Barclays Capital High Yield Bond	1,000	36,910	0.01%
SPDR Barclays Short Term High Yield	4,000	111,840	0.04%
Vanguard High-Yield Corporate Fund	89,820	526,346	0.17%
Total Investment Companies (Excluding Money Market Funds) (Cost $2,587,215)		2,735,076	0.90%

SHORT-TERM INVESTMENTS - 0.57%
Money Market Funds - 0.57%
Fidelity Government Portfolio, Institutional Class, 0.43% (c)	1,715,514	1,715,514	0.57%
Total Short-Term Investments (Cost $1,715,514)		1,715,514	0.57%

Total Investments (Cost $275,557,356) - 99.89%		302,233,811	99.89%
Other Assets in Excess of Liabilities - 0.11%		337,034	0.11%
TOTAL NET ASSETS - 100.00%		$302,570,845	100.00%

Percentages are stated as a percent of net assets.

REIT	Real Estate Investment Trust
(a)	Non-income producing security.
(b)	U.S. traded security of a foreign corporation.
(c)	The rate listed is the fund’s 7-day yield as of January 31, 2017.
(d)
Investment in affiliated security. Quasar Distributors, LLC, which serves as the Fund’s distributor, is a subsidiary of U.S. Bancorp. Details of transactions with this affiliated company for the three-month period ended January 31, 2017, are as follows:

	Issuer	U.S. Bancorp
	Beginning Cost	$114,807
	Purchase Cost	$-
	Sales Cost	$(33,126)
	Ending Cost	$81,681
	Dividend Income	$1,197
	Shares	3,175
	Market Value	$79,407
(e)	144A security.

Note: For presentation purposes, the Fund has grouped some of the industry categories. For purposes of categorizing securities for compliance with Section 8(b)(1) of the Investment Company Act of 1940, as amended, the Fund uses more specific industry classifications.

The cost basis of investments for federal income tax purposes at January 31, 2017, was as follows*:

Cost of investments		$275,557,356
Gross unrealized appreciation		30,092,978
Gross unrealized depreciation		(3,416,523)
Net unrealized appreciation		$26,676,455

*Because tax adjustments are calculated annually at the end of the Fund’s fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Summary of Fair Value Exposure at January 31, 2017
The Fund follows authoritative fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels listed below:

	Level 1 – Unadjusted, quoted prices in active markets for identical instruments that the Fund has the ability to access at the date of measurement.

Level 2 – Other significant observable inputs (including, but not limited to, quoted prices in active markets for similar instruments, quoted prices in markets that are not active for identical or similar instruments, and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets (such as interest rates, prepayment speeds, credit risk surves, default rates, and similar data)).

Level 3 – Significant unobservable inputs (including the Fund’s own assumptions about what market participants would use to price the asset or liability based on the best available information) when observable inputs are unavailable.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis.

Equity Securities – Equity securities, including common stocks, preferred stocks, foreign-issued common stocks, exchange-traded funds, closed-end mutual funds, partnerships, rights, and real estate investment trusts, that are traded on a securities exchange for which a last-quoted sales price is readily available will generally be valued at the last sales price as reported by the primary exchange on which the securities are listed.  Securities listed on The NASDAQ Stock Market (“NASDAQ”) will generally be valued at the NASDAQ Official Closing Price, which may differ from the last sales price reported.  Securities traded on a securities exchange for which a last-quoted sales price is not readily available will generally be valued at the mean between the bid and ask prices.  To the extent these securities are actively traded and valuation adjustments are not applied, they are classified in Level 1 of the fair value hierarchy.  Securities traded on foreign exchanges generally are not valued at the same time the Fund calculates its NAV because most foreign markets close well before such time.  The earlier close of most foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim.  In certain circumstances, it may be determined that a security needs to be fair valued because it appears that the value of the security might have been materially affected by events occurring after the close of the market in which the security is principally traded, but before the time the Fund calculates its NAV, such as by a development that affects an entire market or region (e.g., weather related events) or a potentially global development (e.g., a terrorist attack that may be expected to have an effect on investor expectations worldwide).

Registered Investment Companies – Investments in registered investment companies (e.g., mutual funds) are generally priced at the ending NAV provided by the applicable registered investment company’s service agent and will be classified in Level 1 of the fair value hierarchy.

Debt Securities – Debt securities, including corporate bonds, asset-backed securities, mortgage-backed securities, municipal bonds, U.S. Treasuries, and U.S. government agency issues, are generally valued at market on the basis of valuations furnished by an independent pricing service that utilizes both dealer-supplied valuations and formula-based techniques.  The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer.  In addition, the model may incorporate observable market data, such as reported sales ofsimilar securities, broker quotes, yields, bids, offers, and reference data.  Certain securities are valued primarily using dealer quotations.  These securities are generally classified in Level 2 of the fair value hierarchy.

Short-Term Securities – Short-term equity investments, including money market funds, are valued in the manner specified above.  Short-term debt investments with  an original term to maturity of 60 days or less are valued at amortized cost, which approximates fair market value.  If the original term to maturity of a short-term  debt investment exceeded 60 days, then the values as of the 61st day prior to maturity are amortized.  Amortized cost is not used if its use would be inappropriate due to credit or other impairments of the issuer, in which case the security’s fair value would be determined, as described below. Short-term securities are generally classified in Level 1 or Level 2 of the fair market hierarchy depending on the inputs used and market activity levels for specific securities.

The Board of Trustees of the Fund (the “Board”) has adopted fair value pricing procedures that are followed when a price for a security is not readily available or if a significant event has occurred that indicates the closing price of a security no longer represents the true value of that security.  Fair value pricing determinations are made in good faith in accordance with these procedures. There are numerous criteria that will be given consideration in determining a fair value of a security, such as the trading volume of a security and markets, the value of other like securities, and news events with direct bearing to a security or markets. Fair value pricing results in an estimated price for a security that reflects the amount the Fund might reasonably expect to receive in a current sale. Depending on the relative significance of the valuation inputs, these securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The fair valuation of foreign securities may be determined with the assistance of a pricing service using correlations between the movement of prices of such securities and indices of domestic securities and other appropriate indicators, such as closing market prices of relevant American Depositary Receipts or futures contracts.  The effect of using fair value pricing is that the Fund’s NAV will reflect the affected portfolio securities’ value as determined by  the Board or its designee instead of being determined by the market.  Using a fair value pricing methodology to price foreign securities may result in a value that is different from a foreign security’s most recent closing price and from the prices used by other investment companies to calculate their NAVs and are generally considered Level 2 prices in the fair valuation hierarchy.  Because the Fund may invest in foreign securities, the value of the Fund’s portfolio securities may change on days when you will not be able to purchase or redeem your shares.

The Board has delegated day-to-day valuation matters to a Valuation Committee comprised of one or more representatives from Hennessy Advisors, Inc., the Fund’s investment advisor.  The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available.  All actions taken by the Valuation Committee are reviewed by the Board.

The Fund has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination.  Various inputs are used in determining the value of the Fund’s investments.  The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  Details related to the fair valuation hierarchy of the Fund’s securities as of January 31, 2017, are as follows:

Common Stocks	Level 1	Level 2	Level 3	Total
Consumer Discretionary	$40,037,098	$–	$–	$40,037,098
Consumer Staples	19,861,601	–	–	19,861,601
Energy	4,537,624	–	–	4,537,624
Financials	44,348,406	–	–	44,348,406
Health Care	10,434,302	–	–	10,434,302
Industrials	33,494,317	–	–	33,494,317
Information Technology	19,488,522	–	–	19,488,522
Materials	6,717,629	–	–	6,717,629
Telecommunication Services	3,274,260	–	–	3,274,260
Total Common Stocks	$182,193,759	$–	$–	$182,193,759

Preferred Stocks
Consumer Staples	$201,843	$–	$–	$201,843
Financials	4,764,832	–	–	4,764,832
Total Preferred Stocks	$4,966,675	$–	$–	$4,966,675

REITS
Financials	$1,035,266	$–	$–	$1,035,266
Total REITS	$1,035,266	$–	$–	$1,035,266

Corporate Bonds
Consumer Discretionary	$–	$1,041,179	$–	$1,041,179
Consumer Staples	–	3,372,569	–	3,372,569
Energy	–	4,306,915	–	4,306,915
Financials	–	43,355,761	–	43,355,761
Health Care	–	8,826,442	–	8,826,442
Information Technology	–	3,889,295	–	3,889,295
Manufacturing	–	1,328,425	–	1,328,425
Materials	–	6,866,818	–	6,866,818
Telecommunication Services	–	5,877,272	–	5,877,272
Total Corporate Bonds	$–	$78,864,676	$–	$78,864,676

Mortgage Backed Securities	$–	$16,201,225	$–	$16,201,225

U.S. Treasury Obligations
U.S. Treasury Bonds	$–	$1,857,374	$–	$1,857,374
U.S. Treasury Notes	–	10,857,269	–	10,857,269
Total U.S. Treasury Obligations	$–	$12,714,643	$–	$12,714,643

U.S. Government Agency Issues	$–	$1,806,977	$–	$1,806,977

Investment Companies (Excluding Money Market Funds)	$2,735,076	$–	$–	$2,735,076

Short-Term Investments
Money Market Funds	$1,715,514	$–	$–	$1,715,514
Total Short-Term Investments	$1,715,514	$–	$–	$1,715,514

Total Investments	$192,646,290	$109,587,521	$–	$302,233,811

Transfers between levels are recognized at the end of the reporting period. During the three-month period ended January 31, 2017, the Fund recognized no transfers between levels.

Hennessy Balanced Fund
Schedule of Investments
January 31, 2017 (Unaudited)
	Number of Shares/		% of
	Par Amount	Value	Net Assets
COMMON STOCKS - 52.95%
Consumer Discretionary - 2.91%
McDonald’s Corp.	2,900	$355,453	2.91%

Consumer Staples - 2.67%
The Coca-Cola Co.	7,850	326,324	2.67%

Energy - 10.10%
Chevron Corp.	5,650	629,127	5.15%
Exxon Mobil Corp.	7,200	604,008	4.95%
		1,233,135	10.10%
Health Care - 7.63%
Merck & Co., Inc.	5,450	337,846	2.77%
Pfizer, Inc.	18,700	593,351	4.86%
		931,197	7.63%
Industrials - 11.74%
Caterpillar, Inc.	7,250	693,535	5.68%
General Electric Co.	950	28,215	0.23%
The Boeing Co.	4,350	710,877	5.83%
		1,432,627	11.74%
Information Technology - 13.32%
Cisco Systems, Inc.	19,500	599,040	4.91%
Intel Corp.	9,400	346,108	2.83%
International Business Machines Corp.	3,900	680,628	5.58%
		1,625,776	13.32%
Telecommunication Services - 4.58%
Verizon Communications, Inc.	11,400	558,714	4.58%
Total Common Stocks (Cost $5,528,153)		6,463,226	52.95%

SHORT-TERM INVESTMENTS - 47.35%
Money Market Funds - 2.34%
Fidelity Government Portfolio, Institutional Class, 0.43% (a)	286,190	286,190	2.34%

U.S. Treasury Bills - 45.01%
0.475%, 02/02/2017 (b)	1,000,000	999,986	8.19%
0.490%, 03/02/2017 (b)	1,000,000	999,460	8.19%
0.555%, 03/30/2017 (b)	1,000,000	999,113	8.19%
0.605%, 05/25/2017 (b)	1,000,000	998,424	8.18%
0.645%, 06/22/2017 (b)	1,000,000	997,958	8.18%
0.605%, 07/20/2017 (b)	500,000	498,577	4.08%
		5,493,518	45.01%
Total Short-Term Investments (Cost $5,779,300)		5,779,708	47.35%

Total Investments (Cost $11,307,453) - 100.30%		12,242,934	100.30%
Liabilities in Excess of Other Assets - (0.30)%		(36,677)	(0.30)%
TOTAL NET ASSETS - 100.00%		$12,206,257	100.00%

Percentages are stated as a percent of net assets.

(a)	The rate listed is the fund’s 7-day yield as of January 31, 2017.
(b) The rate listed is discount rate at issue.

Note: For presentation purposes, the Fund has grouped some of the industry categories. For purposes of categorizing securities for compliance with Section 8(b)(1) of the Investment Company Act of 1940, as amended, the Fund uses more specific industry classifications.

The cost basis of investments for federal income tax purposes at January 31, 2017, was as follows*:

Cost of investments	$11,307,453
Gross unrealized appreciation	970,181
Gross unrealized depreciation	(34,700)
Net unrealized appreciation	$935,481

*Because tax adjustments are calculated annually at the end of the Fund’s fiscal year, the above table does not reflect tax adjustments for the current fiscal year.
For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Summary of Fair Value Exposure at January 31, 2017
The Fund follows authoritative fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels listed below:

Level 1 – Unadjusted, quoted prices in active markets for identical instruments that the Fund has the ability to access at the date of measurement.

Level 2 – Other significant observable inputs (including, but not limited to, quoted prices in active markets for similar instruments, quoted prices in markets that are not active for identical or similar instruments, and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets (such as interest rates, prepayment speeds, credit risk surves, default rates, and similar data)).

Level 3 – Significant unobservable inputs (including the Fund’s own assumptions about what market participants would use to price the asset or liability based on the best available information) when observable inputs are unavailable.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis.

Equity Securities – Equity securities, including common stocks, preferred stocks, exchange-traded funds, closed-end mutual funds, partnerships, rights, and real estate investment trusts, that are traded on a securities exchange for which a last-quoted sales price is readily available will generally be valued at the last sales price as reported by the primary exchange on which the securities are listed.  Securities listed on The NASDAQ Stock Market (“NASDAQ”) will generally be valued at the NASDAQ Official Closing Price, which may differ from the last sales price reported.  Securities traded on a securities exchange for which a last-quoted sales price is not readily available will generally be valued at the mean between the bid and ask prices.  To the extent these securities are actively traded and valuation adjustments are not applied, they are classified in Level 1 of the fair value hierarchy.

Registered Investment Companies – Investments in registered investment companies (e.g., mutual funds) are generally priced at the ending NAV provided by the applicable registered investment company’s service agent and will be classified in Level 1 of the fair value hierarchy.

Debt Securities – Debt securities, including corporate bonds, asset-backed securities, mortgage-backed securities, municipal bonds, U.S. Treasuries, and U.S. government agency issues, are generally valued at market on the basis of valuations furnished by an independent pricing service that utilizes both dealer-supplied valuations and formula-based techniques.  The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer.  In addition, the model may incorporate observable market data, such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data.  Certain securities are valued primarily using dealer quotations.  These securities are generally classified in Level 2 of the fair value hierarchy.

Short-Term Securities – Short-term equity investments, including money market funds, are valued in the manner specified above.  Short-term debt investments with an original term to maturity of 60 days or less are valued at amortized cost, which approximates fair market value.  If the original term to maturity of a short-term debt investment exceeded 60 days, then the values as of the 61st day prior to maturity are amortized.  Amortized cost is not used if its use would be inappropriate due to credit or other impairments of the issuer, in which case the security’s fair value would be determined, as described below. Short-term securities are generally classified in Level 1 or Level 2 of the fair market hierarchy depending on the inputs used and market activity levels for specific securities.

The Board of Trustees of the Fund (the “Board”) has adopted fair value pricing procedures that are followed when a price for a security is not readily available or if a significant event has occurred that indicates the closing price of a security no longer represents the true value of that security.  Fair value pricing determinations are made in good faith in accordance with these procedures. There are numerous criteria that will be given consideration in determining a fair value of a security, such as the trading volume of a security and markets, the value of other like securities, and news events with direct bearing to a security or markets. Fair value pricing results in an estimated price for a security that reflects the amount the Fund might reasonably expect to receive in a current sale. Depending on the relative significance of the valuation inputs, these securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The Board has delegated day-to-day valuation matters to a Valuation Committee comprised of one or more representatives from Hennessy Advisors, Inc., the Fund’s investment advisor.  The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available.  All actions taken by the Valuation Committee are reviewed by the Board.

The Fund has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination.  Various inputs are used in determining the value of the Fund’s investments.  The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  Details related to the fair valuation hierarchy of the Fund’s securities as of January 31, 2017, are as follows:

	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$355,453	$–	$–	$355,453
Consumer Staples	326,324	–	–	326,324
Energy	1,233,135	–	–	1,233,135
Health Care	931,197	–	–	931,197
Industrials	1,432,627	–	–	1,432,627
Information Technology	1,625,776	–	–	1,625,776
Telecommunication Services	558,714	–	–	558,714
Total Common Stocks	$6,463,226	$–	$–	$6,463,226

Short-Term Investments
Money Market Funds	$286,190	$–	$–	$286,190
U.S. Treasury Bills	–	5,493,518	–	5,493,518
Total Short-Term Investments	$286,190	$5,493,518	$–	$5,779,708

Total Investments	$6,749,416	$5,493,518	$–	$12,242,934

Transfers between levels are recognized at the end of the reporting period. During the three-month period ended January 31, 2017, the Fund recognized no transfers between levels.

Hennessy Gas Utility Fund
Schedule of Investments
January 31, 2017 (Unaudited)
	Number of		% of
	Shares	Value	Net Assets
COMMON STOCKS - 98.58%
Energy - 25.87%
Cheniere Energy, Inc. (a)	1,512,617	$72,076,200	4.97%
Enbridge, Inc. (b)	1,602,432	68,263,603	4.71%
EQT Corp.	344,532	20,888,975	1.44%
Kinder Morgan, Inc.	3,209,101	71,691,316	4.95%
Spectra Energy Corp.	1,685,355	70,195,036	4.84%
TransCanada Corp. (b)	1,520,553	71,800,513	4.96%
		374,915,643	25.87%
Financials - 0.53%
Berkshire Hathaway, Inc., Class A (a)	31	7,625,391	0.53%

Utilities - 72.18%
Algonquin Power & Utilities Corp. (b)	393,400	3,422,580	0.24%
ALLETE, Inc.	2,075	135,601	0.01%
Alliant Energy Corp.	142,808	5,376,721	0.37%
Ameren Corp.	183,340	9,652,851	0.67%
Atmos Energy Corp.	857,736	65,342,328	4.51%
Avangrid, Inc.	103,800	4,027,440	0.28%
Avista Corp.	100,472	3,882,238	0.27%
Black Hills Corp.	80,959	5,063,985	0.35%
Centerpoint Energy, Inc.	939,328	24,619,787	1.70%
Chesapeake Utilities Corp.	103,658	6,779,233	0.47%
CMS Energy Corp.	694,648	29,592,005	2.04%
Consolidated Edison, Inc.	415,786	30,913,689	2.13%
Corning Natural Gas Holding Corp.	20,264	428,280	0.03%
Delta Natural Gas Company, Inc.	56,454	1,485,869	0.10%
Dominion Resources, Inc.	944,446	72,042,341	4.97%
DTE Energy Co.	281,254	27,742,895	1.91%
Duke Energy Corp.	374,237	29,392,574	2.03%
Entergy Corp.	12,300	881,172	0.06%
Eversource Energy	272,475	15,073,317	1.04%
Exelon Corp.	396,631	14,231,120	0.98%
Fortis, Inc. (b)	987,614	31,741,914	2.19%
Gas Natural, Inc.	61,218	774,408	0.05%
MDU Resources Group, Inc.	641,907	18,839,970	1.30%
MGE Energy, Inc.	49,554	3,154,112	0.22%
National Fuel Gas Co.	370,724	20,816,153	1.44%
National Grid PLC - ADR (b)	1,239,058	72,447,721	5.00%
New Jersey Resources Corp.	492,084	18,551,567	1.28%
NiSource, Inc.	1,528,131	34,184,290	2.36%
Northwest Natural Gas Co.	233,286	13,740,545	0.95%
NorthWestern Corp.	82,398	4,705,750	0.32%
ONE Gas, Inc.	431,025	27,852,836	1.92%
PG&E Corp.	1,035,849	64,108,695	4.42%
PPL Corp.	496,819	17,309,174	1.19%
Public Service Enterprise Group, Inc.	700,290	30,987,833	2.14%
RGC Resources, Inc.	39,645	1,089,445	0.08%
SCANA Corp.	179,966	12,363,664	0.85%
Sempra Energy	700,340	71,707,813	4.95%
South Jersey Industries, Inc.	429,671	14,179,143	0.98%
Southwest Gas Holdings, Inc.	351,317	28,305,611	1.95%
Spire, Inc.	335,091	21,780,915	1.50%
The Southern Co.	1,151,100	56,898,873	3.93%
UGI Corp.	319,152	14,799,078	1.02%
Unitil Corp.	67,698	3,098,537	0.21%
Vectren Corp.	340,228	18,675,115	1.29%
WEC Energy Group, Inc.	790,590	46,684,340	3.22%
WGL Holdings, Inc.	338,692	27,752,422	1.92%
Xcel Energy, Inc.	470,399	19,436,887	1.34%
		1,046,072,837	72.18%
Total Common Stocks (Cost $941,047,666)		1,428,613,871	98.58%

PARTNERSHIPS - 1.01%
Energy - 1.01%
Plains GP Holdings LP, Class A	449,555	14,588,060	1.01%
Total Partnerships (Cost $17,859,575)		14,588,060	1.01%

SHORT-TERM INVESTMENTS - 0.22%
Money Market Funds - 0.22%
Fidelity Government Portfolio, Institutional Class, 0.43% (c)	3,252,287	3,252,287	0.22%
Total Short-Term Investments (Cost $3,252,287)		3,252,287	0.22%

Total Investments (Cost $962,159,528) - 99.81%		1,446,454,218	99.81%
Other Assets in Excess of Liabilities - 0.19%		2,812,851	0.19%
TOTAL NET ASSETS - 100.00%		$1,449,267,069	100.00%

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	U.S. traded security of a foreign corporation.
(c)	The rate listed is the fund’s 7-day yield as of January 31, 2017.

Note: For presentation purposes, the Fund has grouped some of the industry categories. For purposes of categorizing securities for compliance with Section 8(b)(1) of the Investment Company Act of 1940, as amended, the Fund uses more specific industry classifications.

The cost basis of investments for federal income tax purposes at January 31, 2017, was as follows*:

Cost of investments	$962,159,528
Gross unrealized appreciation	501,683,175
Gross unrealized depreciation	(17,388,485)
Net unrealized appreciation	$484,294,690

*Because tax adjustments are calculated annually at the end of the Fund’s fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Summary of Fair Value Exposure at January 31, 2017
The Fund follows authoritative fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels listed below:

Level 1 – Unadjusted, quoted prices in active markets for identical instruments that the Fund has the ability to access at the date of measurement.

Level 2 – Other significant observable inputs (including, but not limited to, quoted prices in active markets for similar instruments, quoted prices in markets that are not active for identical or similar instruments, and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets (such as interest rates, prepayment speeds, credit risk surves, default rates, and similar data)).

Level 3 – Significant unobservable inputs (including the Fund’s own assumptions about what market participants would use to price the asset or liability based on the best available information) when observable inputs are unavailable.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis.

Equity Securities – Equity securities, including common stocks, preferred stocks, foreign-issued common stocks, exchange-traded funds, closed-end mutual funds, partnerships, rights, and real estate investment trusts, that are traded on a securities exchange for which a last-quoted sales price is readily available will generally be valued at the last sales price as reported by the primary exchange on which the securities are listed.  Securities listed on The NASDAQ Stock Market (“NASDAQ”) will generally be valued at the NASDAQ Official Closing Price, which may differ from the last sales price reported.  Securities traded on a securities exchange for which a last-quoted sales price is not readily available will generally be valued at the mean between the bid and ask prices.  To the extent these securities are actively traded and valuation adjustments are not applied, they are classified in Level 1 of the fair value hierarchy.  Securities traded on foreign exchanges generally are not valued at the same time the Fund calculates its NAV because most foreign markets close well before such time.  The earlier close of most foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim.  In certain circumstances, it may be determined that a security needs to be fair valued because it appears that the value of the security might have been materially affected by events occurring after the close of the market in which the security is principally traded, but before the time the Fund calculates its NAV, such as by a development that affects an entire market or region (e.g., weather
Registered Investment Companies – Investments in registered investment companies (e.g., mutual funds) are generally priced at the ending NAV provided by the applicable registered investment company’s service agent and will be classified in Level 1 of the fair value hierarchy.

Debt Securities – Debt securities, including corporate bonds, asset-backed securities, mortgage-backed securities, municipal bonds, U.S. Treasuries, and U.S. government agency issues, are generally valued at market on the basis of valuations furnished by an independent pricing service that utilizes both dealer-supplied valuations and formula-based techniques.  The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer.  In addition, the model may incorporate observable market data, such as reported sales of  similar securities, broker quotes, yields, bids, offers, and reference data.  Certain securities are valued primarily using dealer quotations.  These securities are generally classified in Level 2 of the fair value hierarchy.

Short-Term Securities – Short-term equity investments, including money market funds, are valued in the manner specified above.  Short-term debt investments with an original term to maturity of 60 days or less are valued at amortized cost, which approximates fair market value.  If the original term to maturity of a short-term debt investment exceeded 60 days, then the values as of the 61st day prior to maturity are amortized.  Amortized cost is not used if its use would be inappropriate due to credit or other impairments of the issuer, in which case the security’s fair value would be determined, as described below. Short-term securities are generally classified in Level 1 or Level 2 of the fair market hierarchy depending on the inputs used and market activity levels for specific securities.

The Board of Trustees of the Fund (the “Board”) has adopted fair value pricing procedures that are followed when a price for a security is not readily available or if a significant event has occurred that indicates the closing price of a security no longer represents the true value of that security.  Fair value pricing determinations are made in good faith in accordance with these procedures. There are numerous criteria that will be given consideration in determining a fair value of a security, such as the trading volume of a security and markets, the value of other like securities, and news events with direct bearing to a security or markets. Fair value pricing results in an estimated price for a security that reflects the amount the Fund might reasonably expect to receive in a current sale. Depending on the relative significance of the valuation inputs, these securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The fair valuation of foreign securities may be determined with the assistance of a pricing service using correlations between the movement of prices of such securities and indices of domestic securities and other appropriate indicators, such as closing market prices of relevant American Depositary Receipts or futures contracts.  The effect of using fair value pricing is that the Fund’s NAV will reflect the affected portfolio securities’ value as determined by  the Board or its designee instead of being determined by the market.  Using a fair value pricing methodology to price foreign securities may result in a value that is different from a foreign security’s most recent closing price and from the prices used by other investment companies to calculate their NAVs and are generally considered Level 2 prices in the fair valuation hierarchy.  Because the Fund may invest in foreign securities, the value of the Fund’s portfolio securities may change on days when you will not be able to purchase or redeem your shares.

The Board has delegated day-to-day valuation matters to a Valuation Committee comprised of one or more representatives from Hennessy Advisors, Inc., the Fund’s investment advisor.  The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available.  All actions taken by the Valuation Committee are reviewed by the Board.

The Fund has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination.  Various inputs are used in determining the value of the Fund’s investments.  The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  Details related to the fair valuation hierarchy of the Fund’s securities as of January 31, 2017, are as follows:

	Level 1	Level 2	Level 3	Total
Common Stocks
Energy	$374,915,643	$–	$–	$374,915,643
Financials	7,625,391	–	–	7,625,391
Utilities	1,045,644,557	428,280	–	1,046,072,837
Total Common Stocks	$1,428,185,591	$428,280	$–	$1,428,613,871

Partnerships
Energy	$14,588,060	$–	$–	$14,588,060
Total Partnerships	$14,588,060	$–	$–	$14,588,060

Short-Term Investments
Money Market Funds	$3,252,287	$–	$–	$3,252,287
Total Short-Term Investments	$3,252,287	$–	$–	$3,252,287

Total Investments	$1,446,025,938	$428,280	$–	$1,446,454,218

Transfers between levels are recognized at the end of the reporting period. During the three-month period ended January 31, 2017, the Fund recognized transfers between Levels 1 and 2.

Below is a reconciliation that details the transfer of securities between Level 1 and Level 2 during the reporting period.

	Common Stock
Transfers into Level 1	$–
Transfers out of Level 1	(428,280)
Net Transfers into/(out of) Level 1	$(428,280)

Transfers into Level 2	$428,280
Transfers out of Level 2	–
Net transfers into/(out of) Level 2	$428,280

The Fund transferred $428,280 from Level 1 to Level 2 at January 31, 2017. The security was transferred due to lack of an active market on January 31, 2017, but actively traded on October 31, 2016.

Hennessy Small Cap Financial Fund
Schedule of Investments
January 31, 2017 (Unaudited)
	Number of		% of
	Shares	Value	Net Assets
COMMON STOCKS - 91.36%
Financials - 91.36%
Astoria Financial Corp.	250,000	$4,727,500	1.91%
BankUnited, Inc.	60,000	2,292,000	0.93%
Banner Corp.	127,500	7,155,300	2.90%
Beneficial Bancorp, Inc.	280,000	4,998,000	2.02%
Brookline Bancorp, Inc.	585,000	9,213,750	3.73%
Capstar Financial Holdings, Inc. (a)	390,000	8,151,000	3.30%
Clifton Bancorp, Inc.	365,000	5,664,800	2.29%
ConnectOne Bancorp, Inc.	105,000	2,593,500	1.05%
Eagle Bancorp, Inc. (a)	165,000	10,106,250	4.09%
FCB Financial Holdings, Inc., Class A (a)	195,000	9,155,250	3.71%
First BanCorp. (a) (b)	1,090,000	7,324,800	2.97%
First Connecticut Bancorp, Inc.	225,000	5,096,250	2.06%
Flushing Financial Corp.	290,000	7,888,000	3.19%
Green Bancorp, Inc. (a)	220,000	3,773,000	1.53%
Hingham Institution for Savings	52,000	10,056,280	4.07%
Hope Bancorp, Inc.	200,000	4,182,000	1.69%
IBERIABANK Corp.	120,000	9,858,000	3.99%
Independent Bank Corp.	110,000	6,858,500	2.78%
Kearny Financial Corp. of Maryland	510,000	7,777,500	3.15%
Meridian Bancorp, Inc.	422,500	7,964,125	3.22%
Meta Financial Group, Inc.	90,000	7,906,500	3.20%
Midland States Bancorp, Inc.	290,000	9,819,400	3.98%
OceanFirst Financial Corp.	270,000	7,670,700	3.11%
Opus Bank	170,000	3,459,500	1.40%
PacWest Bancorp	153,000	8,476,200	3.43%
Pinnacle Financial Partners, Inc.	33,000	2,206,050	0.89%
Preferred Bank	40,000	2,216,400	0.90%
Provident Financial Services, Inc.	198,000	5,241,060	2.12%
Texas Capital Bancshares, Inc. (a)	46,000	3,795,000	1.54%
United Community Banks, Inc.	50,000	1,406,500	0.57%
United Financial Bancorp, Inc. of Georgia	345,000	6,227,250	2.52%
Washington Federal, Inc.	265,000	8,705,250	3.53%
Western Alliance Bancorp (a)	80,000	3,950,400	1.60%
Wintrust Financial Corp.	72,000	5,155,200	2.09%
WSFS Financial Corp.	83,000	3,759,900	1.52%
Xenith Bankshares, Inc. (a)	219,203	5,708,046	2.31%
Yadkin Financial Corp.	160,000	5,120,000	2.07%
		225,659,161	91.36%
Total Common Stocks (Cost $176,942,805)		225,659,161	91.36%

SHORT-TERM INVESTMENTS - 8.13%
Money Market Funds - 8.13%
Fidelity Government Portfolio, Institutional Class, 0.43% (c)	12,283,000	12,283,000	4.97%
The Government & Agency Portfolio, Institutional Class, 0.47% (c)	7,799,805	7,799,805	3.16%
		20,082,805	8.13%
Total Short-Term Investments (Cost $20,082,805)		20,082,805	8.13%

Total Investments (Cost $197,025,610) - 99.49%		245,741,966	99.49%
Other Assets in Excess of Liabilities - 0.51%		1,257,668	0.51%
TOTAL NET ASSETS - 100.00%		$246,999,634	100.00%

Percentages are stated as a percent of net assets.

(a) Non-income producing security.
(b) U.S. traded security of a foreign corporation.
(c) The rate listed is the fund’s 7-day yield as of January 31, 2017.

Note: For presentation purposes, the Fund has grouped some of the industry categories. For purposes of categorizing securities for compliance with Section 8(b)(1) of the Investment Company Act of 1940, as amended, the Fund uses more specific industry classifications.

The cost basis of investments for federal income tax purposes at January 31, 2017, was as follows*:

Cost of investments	$197,025,610
Gross unrealized appreciation	51,860,450
Gross unrealized depreciation	(3,144,094)
Net unrealized appreciation	$48,716,356

*Because tax adjustments are calculated annually at the end of the Fund’s fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Summary of Fair Value Exposure at January 31, 2017
The Fund follows authoritative fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels listed below:

Level 1 – Unadjusted, quoted prices in active markets for identical instruments that the Fund has the ability to access at the date of measurement.

Level 2 – Other significant observable inputs (including, but not limited to, quoted prices in active markets for similar instruments, quoted prices in markets that are not active for identical or similar instruments, and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets (such as interest rates, prepayment speeds, credit risk surves, default rates, and similar data)).

Level 3 – Significant unobservable inputs (including the Fund’s own assumptions about what market participants would use to price the asset or liability based on the best available information) when observable inputs are unavailable.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis.

Equity Securities – Equity securities, including common stocks, preferred stocks, foreign-issued common stocks, exchange-traded funds, closed-end mutual funds, partnerships, rights, and real estate investment trusts, that are traded on a securities exchange for which a last-quoted sales price is readily available will generally be valued at the last sales price as reported by the primary exchange on which the securities are listed.  Securities listed on The NASDAQ Stock Market (“NASDAQ”) will generally be valued at the NASDAQ Official Closing Price, which may differ from the last sales price reported.  Securities traded on a securities exchange for which a last-quoted sales price is not readily available will generally be valued at the mean between the bid and ask prices.  To the extent these securities are actively traded and valuation adjustments are not applied, they are classified in Level 1 of the fair value hierarchy.  Securities traded on foreign exchanges generally are not valued at the same time the Fund calculates its NAV because most foreign markets close well before such time.  The earlier close of most foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim.  In certain circumstances, it may be determined that a security needs to be fair valued because it appears that the value of the security might have been materially affected by events occurring after the close of the market in which the security is principally traded, but before the time the Fund calculates its NAV, such as by a development that affects an entire market or region (e.g., weather related events) or a potentially global development (e.g., a terrorist attack that may be expected to have an effect on investor expectations worldwide).

Registered Investment Companies – Investments in registered investment companies (e.g., mutual funds) are generally priced at the ending NAV provided by the applicable registered investment company’s service agent and will be classified in Level 1 of the fair value hierarchy.

Debt Securities – Debt securities, including corporate bonds, asset-backed securities, mortgage-backed securities, municipal bonds, U.S. Treasuries, and U.S. government agency issues, are generally valued at market on the basis of valuations furnished by an independent pricing service that utilizes both dealer-supplied valuations and formula-based techniques.  The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer.  In addition, the model may incorporate observable market data, such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data.  Certain securities are valued primarily using dealer quotations.  These securities are generally classified in Level 2 of the fair value hierarchy.

Short-Term Securities – Short-term equity investments, including money market funds, are valued in the manner specified above.  Short-term debt investments with an original term to maturity of 60 days or less are valued at amortized cost, which approximates fair market value.  If the original term to maturity of a short-term debt investment exceeded 60 days, then the values as of the 61st day prior to maturity are amortized.  Amortized cost is not used if its use would be inappropriate due to credit or other impairments of the issuer, in which case the security’s fair value would be determined, as described below. Short-term securities are generally classified in Level 1 or Level 2 of the fair market hierarchy depending on the inputs used and market activity levels for specific securities.

The Board of Trustees of the Fund (the “Board”) has adopted fair value pricing procedures that are followed when a price for a security is not readily available or if a significant event has occurred that indicates the closing price of a security no longer represents the true value of that security.  Fair value pricing determinations are made in good faith in accordance with these procedures. There are numerous criteria that will be given consideration in determining a fair value of a security, pricing results in an estimated price for a security that reflects the amount the Fund might reasonably expect to receive in a current sale. Depending on the relative significance of the valuation inputs, these securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The fair valuation of foreign securities may be determined with the assistance of a pricing service using correlations between the movement of prices of such securities and indices of domestic securities and other appropriate indicators, such as closing market prices of relevant American Depositary Receipts or futures contracts.  The effect of using fair value pricing is that the Fund’s NAV will reflect the affected portfolio securities’ value as determined by  the Board or its designee instead of being determined by the market.  Using a fair value pricing methodology to price foreign securities may result in a value that is different from a foreign security’s most recent closing price and from the prices used by other investment companies to calculate their NAVs and are generally considered Level 2 prices in the fair valuation hierarchy.  Because the Fund may invest in foreign securities, the value of the Fund’s portfolio securities may change on days when you will not be able to purchase or redeem your shares.

The Board has delegated day-to-day valuation matters to a Valuation Committee comprised of one or more representatives from Hennessy Advisors, Inc., the Fund’s investment advisor.  The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available.  All actions taken by the Valuation Committee are reviewed by the Board.

The Fund has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination.  Various inputs are used in determining the value of the Fund’s investments.  The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  Details related to the fair valuation hierarchy of the Fund’s securities as of January 31, 2017, are as follows:

	Level 1	Level 2	Level 3	Total
Common Stocks
Financials	$225,659,161	$–	$–	$225,659,161
Total Common Stocks	$225,659,161	$–	$–	$225,659,161

Short-Term Investments
Money Market Funds	$20,082,805	$–	$–	$20,082,805
Total Short-Term Investments	$20,082,805	$–	$–	$20,082,805

Total Investments	$245,741,966	$–	$–	$245,741,966

Transfers between levels are recognized at the end of the reporting period. During the three-month period ended January 31, 2017, the Fund recognized no transfers between levels.

Hennessy Large Cap Financial Fund
Schedule of Investments
January 31, 2017 (Unaudited)
	Number of		% of
	Shares	Value	Net Assets
COMMON STOCKS - 93.17%
Financials - 81.04%
Bank of America Corp.	80,000	$1,811,200	5.97%
Berkshire Hathaway, Inc., Class B (a)	9,000	1,477,260	4.87%
Capital One Financial Corp.	10,000	873,900	2.88%
Citigroup, Inc.	25,000	1,395,750	4.60%
Citizens Financial Group, Inc.	37,000	1,338,290	4.41%
Comerica, Inc.	18,000	1,215,540	4.01%
East West Bancorp, Inc.	20,000	1,028,800	3.39%
Fifth Third Bancorp	55,000	1,435,500	4.74%
Huntington Bancshares, Inc.	90,000	1,217,700	4.02%
JPMorgan Chase & Co.	17,000	1,438,710	4.75%
KeyCorp	30,000	539,100	1.78%
Morgan Stanley	20,000	849,800	2.80%
Regions Financial Corp.	100,000	1,441,000	4.75%
SunTrust Banks, Inc.	24,000	1,363,680	4.50%
Synchrony Financial	37,000	1,325,340	4.37%
The Goldman Sachs Group, Inc.	5,500	1,261,260	4.16%
The PNC Financial Services Group, Inc.	13,000	1,565,980	5.17%
U.S. Bancorp (c)	10,000	526,500	1.74%
Wells Fargo & Co.	25,000	1,408,250	4.65%
Zions Bancorporation	25,000	1,054,750	3.48%
		24,568,310	81.04%
Information Technology - 12.13%
MasterCard, Inc., Class A	9,000	956,970	3.16%
PayPal Holdings, Inc. (a)	32,000	1,272,960	4.20%
Visa, Inc., Class A	17,500	1,447,425	4.77%
		3,677,355	12.13%
Total Common Stocks (Cost $21,946,008)		28,245,665	93.17%

SHORT-TERM INVESTMENTS - 2.70%
Money Market Funds - 2.70%
Fidelity Government Portfolio, Institutional Class, 0.43% (b)	818,198	818,198	2.70%
Total Short-Term Investments (Cost $818,198)		818,198	2.70%

Total Investments (Cost $22,764,206) - 95.87%		29,063,863	95.87%
Other Assets in Excess of Liabilities - 4.13%		1,250,841	4.13%
TOTAL NET ASSETS - 100.00%		$30,314,704	100.00%

Percentages are stated as a percent of net assets.

(a) Non-income producing security.
(b) The rate listed is the fund’s 7-day yield as of January 31, 2017.
(c)
Investment in affiliated security. Quasar Distributors, LLC, which serves as the Fund’s distributor, is a subsidiary of U.S. Bancorp. Details of transactions with this affiliated company for the three-month period ended January 31, 2017, are as follows:

Issuer	U.S. Bancorp
Beginning Cost	$751,400
Purchase Cost	$-
Sales Cost	$(345,365)
Ending Cost	$406,035
Dividend Income	$5,040
Shares	10,000
Market Value	$526,500

Note: For presentation purposes, the Fund has grouped some of the industry categories. For purposes of categorizing securities for compliance with Section 8(b)(1) of the Investment Company Act of 1940, as amended, the Fund uses more specific industry classifications.

The cost basis of investments for federal income tax purposes at January 31, 2017, was as follows*:

Cost of investments	$22,764,205
Gross unrealized appreciation	6,379,081
Gross unrealized depreciation	(79,423)
Net unrealized appreciation	$6,299,658

 *Because tax adjustments are calculated annually at the end of the Fund’s fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Summary of Fair Value Exposure at January 31, 2017
The Fund follows authoritative fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels listed below:

Level 1 – Unadjusted, quoted prices in active markets for identical instruments that the Fund has the ability to access at the date of measurement.

Level 2 – Other significant observable inputs (including, but not limited to, quoted prices in active markets for similar instruments, quoted prices in markets that are not active for identical or similar instruments, and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets (such as interest rates, prepayment speeds, credit risk surves, default rates, and similar data)).

Level 3 – Significant unobservable inputs (including the Fund’s own assumptions about what market participants would use to price the asset or liability based on the best available information) when observable inputs are unavailable.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis.

Equity Securities – Equity securities, including common stocks, preferred stocks, foreign-issued common stocks, exchange-traded funds, closed-end mutual funds,  partnerships, rights, and real estate investment trusts, that are traded on a securities exchange for which a last-quoted sales price is readily available will generally be valued at the last sales price as reported by the primary exchange on which the securities are listed.  Securities listed on The NASDAQ Stock Market (“NASDAQ”) will generally be valued at the NASDAQ Official Closing Price, which may differ from the last sales price reported.  Securities traded on a securities exchange for which a last-quoted sales price is not readily available will generally be valued at the mean between the bid and ask prices.  To the extent these securities are actively traded and valuation adjustments are not applied, they are classified in Level 1 of the fair value hierarchy.  Securities traded on foreign exchanges generally are not valued at the same time the Fund calculates its NAV because most foreign markets close well before such time.  The earlier close of most foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim.  In certain circumstances, it may be determined that a security needs to be fair valued because it appears that the value of the security might have been materially affected by events occurring after the close of the market in which the security is principally traded, but before the time the Fund calculates its NAV, such as by a development that affects an entire market or region (e.g., weather related events) or a potentially global development (e.g., a terrorist attack that may be expected to have an effect on investor expectations worldwide).

Registered Investment Companies – Investments in registered investment companies (e.g., mutual funds) are generally priced at the ending NAV provided by the applicable registered investment company’s service agent and will be classified in Level 1 of the fair value hierarchy.

Debt Securities – Debt securities, including corporate bonds, asset-backed securities, mortgage-backed securities, municipal bonds, U.S. Treasuries, and U.S. government agency issues, are generally valued at market on the basis of valuations furnished by an independent pricing service that utilizes both dealer-supplied valuations and formula-based techniques.  The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer.  In addition, the model may incorporate observable market data, such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data.  Certain securities are valued primarily using dealer quotations.  These securities are generally classified in Level 2 of the fair value hierarchy.

Short-Term Securities – Short-term equity investments, including money market funds, are valued in the manner specified above.  Short-term debt investments with an original term to maturity of 60 days or less are valued at amortized cost, which approximates fair market value.  If the original term to maturity of a short-term debt investment exceeded 60 days, then the values as of the 61st day prior to maturity are amortized.  Amortized cost is not used if its use would be inappropriate due to credit or other impairments of the issuer, in which case the security’s fair value would be determined, as described below. Short-term securities are generally classified in Level 1 or Level 2 of the fair market hierarchy depending on the inputs used and market activity levels for specific securities.

The Board of Trustees of the Fund (the “Board”) has adopted fair value pricing procedures that are followed when a price for a security is not readily available or if a significant event has occurred that indicates the closing price of a security no longer represents the true value of that security.  Fair value pricing determinations are made in good faith in accordance with these procedures. There are numerous criteria that will be given consideration in determining a fair value of a security, such as the trading volume of a security and markets, the value of other like securities, and news events with direct bearing to a security or markets. Fair value pricing results in an estimated price for a security that reflects the amount the Fund might reasonably expect to receive in a current sale. Depending on the relative significance of the valuation inputs, these securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The fair valuation of foreign securities may be determined with the assistance of a pricing service using correlations between the movement of prices of such securities and indices of domestic securities and other appropriate indicators, such as closing market prices of relevant American Depositary Receipts or futures contracts.  The effect of using fair value pricing is that the Fund’s NAV will reflect the affected portfolio securities’ value as determined by  the Board or its designee instead of being determined by the market.  Using a fair value pricing methodology to price foreign securities may result in a value that is different from a foreign security’s most recent closing price and from the prices used by other investment companies to calculate their NAVs and are generally considered Level 2 prices in the fair valuation hierarchy.  Because the Fund may invest in foreign securities, the value of the Fund’s portfolio securities may change on days when you will not be able to purchase or redeem your shares.

The Board has delegated day-to-day valuation matters to a Valuation Committee comprised of one or more representatives from Hennessy Advisors, Inc., the Fund’s investment advisor.  The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available.  All actions taken by the Valuation Committee are reviewed by the Board.

The Fund has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination.  Various inputs are used in determining the value of the Fund’s investments.  The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  Details related to the fair valuation hierarchy of the Fund’s securities as of January 31, 2017, are as follows:

	Level 1	Level 2	Level 3	Total
Common Stocks
Financials	$24,568,310	$–	$–	$24,568,310
Information Technology	3,677,355	–	–	3,677,355
Total Common Stocks	$28,245,665	$–	$–	$28,245,665

Short-Term Investments
Money Market Funds	$818,198	$–	$–	$818,198
Total Short-Term Investments	$818,198	$–	$–	$818,198

Total Investments	$29,063,863	$–	$–	$29,063,863

Transfers between levels are recognized at the end of the reporting period. During the three-month period ended January 31, 2017, the Fund recognized no transfers between levels.

Hennessy Technology Fund
Schedule of Investments
January 31, 2017 (Unaudited)
	Number of		% of
	Shares	Value	Net Assets
COMMON STOCKS - 93.15%
Consumer Discretionary - 8.15%
Amazon.com, Inc. (a)	171	$140,815	3.62%
Netflix, Inc. (a)	315	44,324	1.14%
priceline.com, Inc. (a)	36	56,705	1.46%
Tesla Motors, Inc. (a)	150	37,789	0.97%
Wayfair, Inc., Class A (a)	895	37,196	0.96%
		316,829	8.15%
Health Care - 11.36%
Amgen, Inc.	529	82,884	2.13%
Biogen, Inc. (a)	155	42,972	1.10%
Celgene Corp. (a)	549	63,767	1.64%
DexCom, Inc. (a)	445	35,222	0.91%
Gilead Sciences, Inc.	943	68,320	1.76%
McKesson Corp.	253	35,205	0.91%
Regeneron Pharmaceuticals, Inc. (a)	103	37,007	0.95%
Thermo Fisher Scientific, Inc.	275	41,907	1.08%
Veeva Systems, Inc., Class A (a)	810	34,287	0.88%
		441,571	11.36%
Industrials - 5.56%
3M Co.	440	76,921	1.98%
Danaher Corp.	486	40,785	1.05%
Eaton Corp. PLC (b)	500	35,390	0.91%
Honeywell International, Inc.	535	63,301	1.62%
		216,397	5.56%
Information Technology - 67.14%
Activision Blizzard, Inc.	850	34,178	0.88%
Adobe Systems, Inc. (a)	350	39,683	1.02%
Alibaba Group Holding Ltd. - ADR (a) (b)	1,445	146,393	3.76%
Alphabet, Inc., Class C (a)	176	140,235	3.61%
Ambarella, Inc. (a) (b)	705	34,975	0.90%
Amkor Technology, Inc. (a)	3,655	34,394	0.88%
Apple, Inc.	1,271	154,236	3.97%
Baidu, Inc. - ADR (a) (b)	205	35,889	0.92%
Broadcom Ltd. (b)	276	55,062	1.42%
Cirrus Logic, Inc. (a)	645	38,906	1.00%
Cisco Systems, Inc.	3,555	109,210	2.81%
Cognex Corp.	565	38,171	0.98%
Cognizant Technology Solutions Corp., Class A (a)	605	31,817	0.82%
eBay, Inc. (a)	1,165	37,082	0.95%
Ellie Mae, Inc. (a)	405	33,510	0.86%
Fabrinet (a) (b)	975	41,077	1.06%
Facebook, Inc. (a)	1,145	149,216	3.84%
Finisar Corp. (a)	1,175	34,745	0.89%
Impinj, Inc. (a)	995	35,034	0.90%
Infosys Ltd. - ADR (b)	2,310	31,809	0.82%
Intel Corp.	3,455	127,213	3.27%
LINE Corp. - ADR (a) (b)	1,095	34,876	0.90%
MasterCard, Inc., Class A	775	82,406	2.12%
MKS Instruments, Inc.	595	39,210	1.01%
NetEase, Inc. - ADR (b)	145	36,815	0.95%
Nutanix, Inc., Class A (a)	1,145	34,659	0.89%
NVIDIA Corp.	405	44,218	1.14%
NXP Semiconductors NV (a) (b)	345	33,758	0.87%
Oclaro, Inc. (a)	3,700	36,297	0.93%
Oracle Corp.	2,910	116,720	3.00%
PayPal Holdings, Inc. (a)	892	35,484	0.91%
Proofpoint, Inc. (a)	442	35,431	0.91%
Pure Storage, Inc. (a)	2,840	32,291	0.83%
salesforce.com, Inc. (a)	482	38,126	0.98%
SAP SE - ADR (b)	895	81,901	2.11%
Semiconductor Manufacturing International Corp. - ADR (a) (b)	4,950	34,056	0.88%
Silicon Motion Technology Corp. - ADR (b)	820	32,062	0.82%
Splunk, Inc. (a)	610	35,295	0.91%
Tencent Holdings Ltd. - ADR (b)	5,405	141,530	3.64%
Texas Instruments, Inc.	730	55,144	1.42%
Visa, Inc., Class A	1,660	137,299	3.53%
VMware, Inc., Class A (a)	435	38,080	0.98%
Web.com Group, Inc. (a)	1,710	32,405	0.83%
Western Digital Corp.	500	39,865	1.02%
		2,610,763	67.14%

Telecommunication Services - 0.94%
T- Mobile US, Inc. (a)	590	36,739	0.94%
Total Common Stocks (Cost $3,141,070)		3,622,299	93.15%

SHORT-TERM INVESTMENTS - 6.97%
Money Market Funds - 6.97%
Fidelity Government Portfolio, Institutional Class, 0.43% (c)	193,000	193,000	4.96%
The Government & Agency Portfolio, Institutional Class, 0.47% (c)	78,029	78,029	2.01%
		271,029	6.97%
Total Short-Term Investments (Cost $271,029)		271,029	6.97%

Total Investments (Cost $3,412,099) - 100.12%		3,893,328	100.12%
Liabilities in Excess of Other Assets - (0.12)%		(4,858)	(0.12)%
TOTAL NET ASSETS - 100.00%		$3,888,470	100.00%

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	U.S. traded security of a foreign corporation.
(c)	The rate listed is the fund’s 7-day yield as of January 31, 2017.

Note: For presentation purposes, the Fund has grouped some of the industry categories. For purposes of categorizing securities for compliance with Section 8(b)(1) of the Investment Company Act of 1940, as amended, the Fund uses more specific industry classifications.

The cost basis of investments for federal income tax purposes at January 31, 2017, was as follows*:

Cost of investments		$3,412,099
Gross unrealized appreciation		590,530
Gross unrealized depreciation		(109,301)
Net unrealized appreciation		$481,229

*Because tax adjustments are calculated annually at the end of the Fund’s fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Summary of Fair Value Exposure at January 31, 2017
The Fund follows authoritative fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels listed below:

	Level 1 – Unadjusted, quoted prices in active markets for identical instruments that the Fund has the ability to access at the date of measurement.

Level 2 – Other significant observable inputs (including, but not limited to, quoted prices in active markets for similar instruments, quoted prices in markets that are not active for identical or similar instruments, and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets (such as interest rates, prepayment speeds, credit risk surves, default rates, and similar data)).

Level 3 – Significant unobservable inputs (including the Fund’s own assumptions about what market participants would use to price the asset or liability based on the best available information) when observable inputs are unavailable.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis.

Equity Securities – Equity securities, including common stocks, preferred stocks, foreign-issued common stocks, exchange-traded funds, closed-end mutual funds, partnerships, rights, and real estate investment trusts, that are traded on a securities exchange for which a last-quoted sales price is readily available will generally be valued at the last sales price as reported by the primary exchange on which the securities are listed.  Securities listed on The NASDAQ Stock Market (“NASDAQ”) will generally be valued at the NASDAQ Official Closing Price, which may differ from the last sales price reported.  Securities traded on a securities exchange for which a last-quoted sales price is not readily available will generally be valued at the mean between the bid and ask prices.  To the extent these securities are actively traded and valuation adjustments are not applied, they are classified in Level 1 of the fair value hierarchy.  Securities traded on foreign exchanges generally are not valued at the same time the Fund calculates its NAV because most foreign markets close well before such time.  The earlier close of most foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim.  In certain circumstances, it may be determined that a security needs to be fair valued because it appears that the value of the security might have been materially affected by events occurring after the close of the market in which the security is principally traded, but before the time the Fund calculates its NAV, such as by a development that affects an entire market or region (e.g., weather related events) or a potentially global development (e.g., a terrorist attack that may be expected to have an effect on investor expectations worldwide).

Registered Investment Companies – Investments in registered investment companies (e.g., mutual funds) are generally priced at the ending NAV provided by the applicable registered investment company’s service agent and will be classified in Level 1 of the fair value hierarchy.

Debt Securities – Debt securities, including corporate bonds, asset-backed securities, mortgage-backed securities, municipal bonds, U.S. Treasuries, and U.S. government agency issues, are generally valued at market on the basis of valuations furnished by an independent pricing service that utilizes both dealer-supplied valuations and formula-based techniques.  The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer.  In addition, the model may incorporate observable market data, such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data.  Certain securities are valued primarily using dealer quotations.  These securities are generally classified in Level 2 of the fair value hierarchy.

Short-Term Securities – Short-term equity investments, including money market funds, are valued in the manner specified above.  Short-term debt investments with an original term to maturity of 60 days or less are valued at amortized cost, which approximates fair market value.  If the original term to maturity of a short-term debt investment exceeded 60 days, then the values as of the 61st day prior to maturity are amortized.  Amortized cost is not used if its use would be inappropriate due to credit or other impairments of the issuer, in which case the security’s fair value would be determined, as described below. Short-term securities are generally classified in Level 1 or Level 2 of the fair market hierarchy depending on the inputs used and market activity levels for specific securities.

The Board of Trustees of the Fund (the “Board”) has adopted fair value pricing procedures that are followed when a price for a security is not readily available or if a significant event has occurred that indicates the closing price of a security no longer represents the true value of that security.  Fair value pricing determinations are made in good faith in accordance with these procedures. There are numerous criteria that will be given consideration in determining a fair value of a security, such as the trading volume of a security and markets, the value of other like securities, and news events with direct bearing to a security or markets. Fair value pricing results in an estimated price for a security that reflects the amount the Fund might reasonably expect to receive in a current sale. Depending on the relative significance of the valuation inputs, these securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The fair valuation of foreign securities may be determined with the assistance of a pricing service using correlations between the movement of prices of such securities and indices of domestic securities and other appropriate indicators, such as closing market prices of relevant American Depositary Receipts or futures contracts.  The effect of using fair value pricing is that the Fund’s NAV will reflect the affected portfolio securities’ value as determined by  the Board or its designee instead of being determined by the market.  Using a fair value pricing methodology to price foreign securities may result in a value that is different from a foreign security’s most recent closing price and from the prices used by other investment companies to calculate their NAVs and are generally considered Level 2 prices in the fair valuation hierarchy.  Because the Fund may invest in foreign securities, the value of the Fund’s portfolio securities may change on days when you will not be able to purchase or redeem your shares.

The Board has delegated day-to-day valuation matters to a Valuation Committee comprised of one or more representatives from Hennessy Advisors, Inc., the Fund’s investment advisor.  The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available.  All actions taken by the Valuation Committee are reviewed by the Board.

The Fund has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination.  Various nputs are used in determining the value of the Fund’s investments.  The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  Details related to the fair valuation hierarchy of the Fund’s securities as of January 31, 2017, are as follows:

	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$316,829	$–	$–	$316,829
Health Care	441,571	–	–	441,571
Industrials	216,397	–	–	216,397
Information Technology	2,610,763	–	–	2,610,763
Telecommunication Services	36,739	–	–	36,739
Total Common Stocks	$3,622,299	$–	$–	$3,622,299

Short-Term Investments
Money Market Funds	$271,029	$–	$–	$271,029
Total Short-Term Investments	$271,029	$–	$–	$271,029

Total Investments	$3,893,328	$–	$–	$3,893,328

Transfers between levels are recognized at the end of the reporting period. During the three-month period ended January 31, 2017, the Fund recognized no transfers between levels.

Hennessy Japan Fund
Schedule of Investments
January 31, 2017 (Unaudited)
	Number of		% of
	Shares	Value	Net Assets
COMMON STOCKS - 88.80%
Consumer Discretionary - 19.52%
Asics Corp.	377,600	$7,360,709	4.61%
Isuzu Motors, Ltd.	438,900	5,916,268	3.70%
Ryohin Keikaku Co., Ltd.	28,700	5,376,007	3.37%
Shimano, Inc.	47,500	7,492,472	4.69%
Toyota Motor Corp.	86,200	5,026,488	3.15%
		31,171,944	19.52%
Consumer Staples - 10.69%
Kao Corp.	153,600	7,594,976	4.75%
Pigeon Corp.	75,400	2,043,433	1.28%
Unicharm Corp.	330,700	7,439,359	4.66%
		17,077,768	10.69%
Financials - 4.95%
Mizuho Financial Group	1,573,200	2,930,157	1.83%
Sumitomo Mitsui Financial Group, Inc.	126,200	4,974,902	3.12%
		7,905,059	4.95%
Health Care - 9.23%
Rohto Pharmaceutical Co., Ltd.	425,300	7,363,932	4.61%
Terumo Corp.	199,700	7,375,334	4.62%
		14,739,266	9.23%
Industrials - 29.76%
Daikin Industries	74,700	7,426,335	4.65%
Kubota Corp.	463,900	7,395,448	4.63%
Misumi Group, Inc.	448,900	8,388,796	5.25%
Mitsubishi Corp.	370,200	8,359,090	5.24%
Nidec Corp.	90,400	8,494,766	5.32%
Recruit Holdings Co., Ltd.	170,200	7,454,070	4.67%
		47,518,505	29.76%
Information Technology - 5.60%
Keyence Corp.	23,000	8,936,409	5.60%

Materials - 3.09%
Fuji Seal International, Inc.	232,200	4,935,612	3.09%

Telecommunication Services - 5.96%
Softbank Group Co.	123,600	9,524,786	5.96%
Total Common Stocks (Cost $103,741,402)		141,809,349	88.80%

SHORT-TERM INVESTMENTS - 10.48%
Money Market Funds - 10.48%
Fidelity Government Portfolio, Institutional Class, 0.43% (a)	7,864,000	7,864,000	4.93%
Morgan Stanley Institutional Liquidity Fund - Government Portfolio, 0.47% (a)	1,005,334	1,005,334	0.63%
The Government & Agency Portfolio, Institutional Class, 0.47% (a)	7,864,000	7,864,000	4.92%
		16,733,334	10.48%
Total Short-Term Investments (Cost $16,733,334)		16,733,334	10.48%

Total Investments (Cost $120,474,736) - 99.28%		158,542,683	99.28%
Other Assets in Excess of Liabilities - 0.72%		1,144,324	0.72%
TOTAL NET ASSETS - 100.00%		$159,687,007	100.00%

Percentages are stated as a percent of net assets.

(a)	The rate listed is the fund’s 7-day yield as of January 31, 2017.

Note: For presentation purposes, the Fund has grouped some of the industry categories. For purposes of categorizing securities for compliance with Section 8(b)(1) of the Investment Company Act of 1940, as amended, the Fund uses more specific industry classifications.

The cost basis of investments for federal income tax purposes at January 31, 2017, was as follows*:

Cost of investments	$120,474,736
Gross unrealized appreciation	39,515,494
Gross unrealized depreciation	(1,447,547)
Net unrealized appreciation	$38,067,947

*Because tax adjustments are calculated annually at the end of the Fund’s fiscal year, the above table does not reflect tax adjustments for the current fiscal year.
For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Summary of Fair Value Exposure at January 31, 2017
The Fund follows authoritative fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels listed below:

Level 1 – Unadjusted, quoted prices in active markets for identical instruments that the Fund has the ability to access at the date of measurement.

Level 2 – Other significant observable inputs (including, but not limited to, quoted prices in active markets for similar instruments, quoted prices in markets that are not active for identical or similar instruments, and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets (such as interest rates, prepayment speeds, credit risk surves, default rates, and similar data)).

Level 3 – Significant unobservable inputs (including the Fund’s own assumptions about what market participants would use to price the asset or liability based on the best available information) when observable inputs are unavailable.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis.

Equity Securities – Equity securities, including common stocks, preferred stocks, foreign-issued common stocks, exchange-traded funds, closed-end mutual funds, partnerships, rights, and real estate investment trusts, that are traded on a securities exchange for which a last-quoted sales price is readily available will generally be valued at the last sales price as reported by the primary exchange on which the securities are listed.  Securities listed on The NASDAQ Stock Market (“NASDAQ”) will generally be valued at the NASDAQ Official Closing Price, which may differ from the last sales price reported.  Securities traded on a securities exchange for which a last-quoted sales price is not readily available will generally be valued at the mean between the bid and ask prices.  To the extent these securities are actively traded and valuation adjustments are not applied, they are classified in Level 1 of the fair value hierarchy.  Securities traded on foreign exchanges generally are not valued at the same time the Fund calculates its NAV because most foreign markets close well before such time.  The earlier close of most foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim.  In certain circumstances, it may be determined that a security needs to be fair valued because it appears that the value of the security might have been materially affected by events occurring after the close of the market in which related events) or a potentially global development (e.g., a terrorist attack that may be expected to have an effect on investor expectations worldwide).

Registered Investment Companies – Investments in registered investment companies (e.g., mutual funds) are generally priced at the ending NAV provided by the applicable registered investment company’s service agent and will be classified in Level 1 of the fair value hierarchy.

Debt Securities – Debt securities, including corporate bonds, asset-backed securities, mortgage-backed securities, municipal bonds, U.S. Treasuries, and U.S. government agency issues, are generally valued at market on the basis of valuations furnished by an independent pricing service that utilizes both dealer-supplied valuations and formula-based techniques.  The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer.  In addition, the model may incorporate observable market data, such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data.  Certain securities are valued primarily using dealer quotations.  These securities are generally classified in Level 2 of the fair value hierarchy.

Short-Term Securities – Short-term equity investments, including money market funds, are valued in the manner specified above.  Short-term debt investments with  an original term to maturity of 60 days or less are valued at amortized cost, which approximates fair market value.  If the original term to maturity of a short-term debt investment exceeded 60 days, then the values as of the 61st day prior to maturity are amortized.  Amortized cost is not used if its use would be inappropriate due to credit or other impairments of the issuer, in which case the security’s fair value would be determined, as described below. Short-term securities are generally classified in Level 1 or Level 2 of the fair market hierarchy depending on the inputs used and market activity levels for specific securities.

The Board of Trustees of the Fund (the “Board”) has adopted fair value pricing procedures that are followed when a price for a security is not readily available or if a significant event has occurred that indicates the closing price of a security no longer represents the true value of that security.  Fair value pricing determinations are made in good faith in accordance with these procedures. There are numerous criteria that will be given consideration in determining a fair value of a security, such as the trading volume of a security and markets, the value of other like securities, and news events with direct bearing to a security or markets. Fair value pricing results in an estimated price for a security that reflects the amount the Fund might reasonably expect to receive in a current sale. Depending on the relative significance of the valuation inputs, these securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The fair valuation of foreign securities may be determined with the assistance of a pricing service using correlations between the movement of prices of such securities and indices of domestic securities and other appropriate indicators, such as closing market prices of relevant American Depositary Receipts or futures contracts.  The effect of using fair value pricing is that the Fund’s NAV will reflect the affected portfolio securities’ value as determined by  the Board or its designee instead of being determined by the market.  Using a fair value pricing methodology to price foreign securities may result in a value that is different from a foreign security’s most recent closing price and from the prices used by other investment companies to calculate their NAVs and are generally considered Level 2 prices in the fair valuation hierarchy.  Because the Fund may invest in foreign securities, the value of the Fund’s portfolio securities may change on days when you will not be able to purchase or redeem your shares.

The Board has delegated day-to-day valuation matters to a Valuation Committee comprised of one or more representatives from Hennessy Advisors, Inc., the Fund’s  investment advisor.  The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available.  All actions taken by the Valuation Committee are reviewed by the Board.

The Fund has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination.  Various inputs are used in determining the value of the Fund’s investments.  The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  Details related to the fair valuation hierarchy of the Fund’s securities as of January 31, 2017, are as follows:

	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$31,171,944	$–	$–	$31,171,944
Consumer Staples	17,077,768	–	–	17,077,768
Financials	7,905,059	–	–	7,905,059
Health Care	14,739,266	–	–	14,739,266
Industrials	47,518,505	–	–	47,518,505
Information Technology	8,936,409	–	–	8,936,409
Materials	4,935,612	–	–	4,935,612
Telecommunication Services	9,524,786	–	–	9,524,786
Total Common Stocks	$141,809,349	$–	$–	$141,809,349

Short-Term Investments
Money Market Funds	$16,733,334	$–	$–	$16,733,334
Total Short-Term Investments	$16,733,334	$–	$–	$16,733,334

Total Investments	$158,542,683	$–	$–	$158,542,683

Transfers between levels are recognized at the end of the reporting period. During the three-month period ended January 31, 2017, the Fund recognized no transfers between levels.

Transfers between Level 1 and Level 2 relate to the use of fair valuation pricing service. On days when the fair valuation pricing service is used, non-U.S. dollar denominated securities move from a Level 1 to a Level 2 classification.

Hennessy Japan Small Cap Fund
Schedule of Investments
January 31, 2017 (Unaudited)
	Number of		% of
	Shares	Value	Net Assets
COMMON STOCKS - 90.39%
Consumer Discretionary - 17.82%
Aeon Fantasy Co.	15,700	$432,442	1.37%
Alpine Electronics, Inc.	21,400	312,348	0.99%
DCM Holdings Co., Ltd.	70,500	632,508	2.01%
Doshisha Co., Ltd.	24,100	462,320	1.47%
Foster Electric Co., Ltd.	18,800	294,879	0.93%
Fujibo Holdings, Inc.	19,400	577,309	1.83%
Hagihara Industries, Inc.	12,500	289,058	0.92%
Honeys Co., Ltd.	40,000	382,960	1.21%
Komeri Co., Ltd.	16,000	377,079	1.20%
Parco Co., Ltd.	51,400	500,753	1.59%
Seiren Co., Ltd.	35,100	434,903	1.38%
Starts Corp., Inc.	24,200	421,159	1.33%
Tasaki & Co., Ltd.	36,600	500,166	1.59%
		5,617,884	17.82%
Consumer Staples - 1.86%
Japan Meat Co., Ltd.	20,800	333,433	1.06%
Yamaya Corp.	16,600	252,139	0.80%
		585,572	1.86%
Financials - 3.14%
INTELLEX Co., Ltd.	63,200	451,149	1.43%
Tokai Tokyo Financial Holdings, Inc.	96,600	538,140	1.71%
		989,289	3.14%
Health Care - 1.15%
Ship Healthcare Holdings, Inc.	13,700	363,400	1.15%

Industrials - 36.85%
BELLSYSTEM24 Holdings, Inc.	66,800	593,988	1.88%
Benefit One, Inc.	23,600	600,712	1.90%
Daihen Corp.	100,000	643,876	2.04%
Daiichi Jitsugyo, Inc.	77,000	463,732	1.47%
DMG Mori Seiki Co., Ltd.	25,000	342,751	1.09%
Fuji Machine Manufacturing Co., Ltd.	25,000	314,188	1.00%
Hanwa Co., Ltd.	100,000	682,845	2.17%
Hito Communication, Inc.	20,200	288,393	0.91%
Kanematsu Corp.	223,000	393,030	1.25%
Kito Corp.	65,800	737,198	2.34%
Kitz Corp.	70,800	432,036	1.37%
Kondotec, Inc.	57,100	432,890	1.37%
Maeda Kosen Co., Ltd.	45,500	523,063	1.66%
Miyaji Engineering Group, Inc.	173,000	295,713	0.94%
Nakano Corp.	88,800	439,635	1.39%
Nippon Koei Co., Ltd.	27,200	613,331	1.95%
Nissei ASB Machine Co., Ltd.	20,600	398,645	1.26%
Nittoku Engineering Co., Ltd.	43,000	685,121	2.17%
Okamura Corp.	36,600	363,050	1.15%
Ryobi, Ltd.	69,000	315,331	1.00%
Sanko Gosei, Ltd.	134,000	398,760	1.26%
Shibuya Corp.	14,800	298,333	0.95%
Takeei Corp.	60,000	544,150	1.73%
Tocalo Co., Ltd.	20,300	461,159	1.46%
Tonami Holdings Co., Ltd.	113,000	359,286	1.14%
		11,621,216	36.85%

Information Technology - 24.78%
Aichi Tokei Denki Co., Ltd.	18,200	617,359	1.96%
Aiphone Co., Ltd.	26,300	445,127	1.41%
Amano Corp.	32,300	618,766	1.96%
Digital Garage, Inc.	26,900	495,545	1.57%
Elecom Co., Ltd.	29,300	497,459	1.58%
Information Services International - Dentsu, Ltd.	18,600	342,974	1.09%
Itfor, Inc.	82,900	450,073	1.43%
Koa Corp.	62,800	736,402	2.33%
Kyosan Electric Manufacturing Co., Ltd.	164,000	586,804	1.86%
Mimaki Engineering Co., Ltd.	60,000	369,321	1.17%
Nihon Unisys, Ltd.	34,900	450,971	1.43%
Soliton Systems K.K.	52,900	645,145	2.05%
Towa Corp.	50,200	721,589	2.29%
V-cube, Inc.	28,400	167,517	0.53%
Yokowo Co., Ltd.	69,100	668,295	2.12%
		7,813,347	24.78%
Materials - 4.79%
Asia Pile Holdings Co.	71,800	365,645	1.16%
Fujikura Kasei Co., Ltd.	74,300	436,285	1.38%
Hakudo Co., Ltd.	52,000	709,698	2.25%
		1,511,628	4.79%
Total Common Stocks (Cost $23,274,728)		28,502,336	90.39%

SHORT-TERM INVESTMENTS - 9.17%
Money Market Funds - 9.17%
Fidelity Government Portfolio, Institutional Class, 0.43% (a)	1,575,000	1,575,000	4.99%
The Government & Agency Portfolio, Institutional Class, 0.47% (a)	1,317,945	1,317,945	4.18%
		2,892,945	9.17%
Total Short-Term Investments (Cost $2,892,945)		2,892,945	9.17%

Total Investments (Cost $26,167,673) - 99.56%		31,395,281	99.56%
Other Assets in Excess of Liabilities - 0.44%		137,707	0.44%
TOTAL NET ASSETS - 100.00%		$31,532,988	100.00%

Percentages are stated as a percent of net assets.

(a)	The rate listed is the fund’s 7-day yield as of January 31, 2017.

Note: For presentation purposes, the Fund has grouped some of the industry categories. For purposes of categorizing securities for compliance with Section 8(b)(1) of the Investment Company Act of 1940, as amended, the Fund uses more specific industry classifications.

The cost basis of investments for federal income tax purposes at January 31, 2017, was as follows*:

Cost of investments	$26,167,673
Gross unrealized appreciation	6,014,075
Gross unrealized depreciation	(786,467)
Net unrealized appreciation	$5,227,608

*Because tax adjustments are calculated annually at the end of the Fund’s fiscal year, the above table does not reflect tax adjustments for the current fiscal year.
For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Summary of Fair Value Exposure at January 31, 2017
The Fund follows authoritative fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels listed below:

Level 1 – Unadjusted, quoted prices in active markets for identical instruments that the Fund has the ability to access at the date of measurement.

Level 2 – Other significant observable inputs (including, but not limited to, quoted prices in active markets for similar instruments, quoted prices in markets that are not active for identical or similar instruments, and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets (such as interest rates, prepayment speeds, credit risk surves, default rates, and similar data)).

Level 3 – Significant unobservable inputs (including the Fund’s own assumptions about what market participants would use to price the asset or liability based on the best available information) when observable inputs are unavailable.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis.

Equity Securities – Equity securities, including common stocks, preferred stocks, foreign-issued common stocks, exchange-traded funds, closed-end mutual funds, partnerships, rights, and real estate investment trusts, that are traded on a securities exchange for which a last-quoted sales price is readily available will generally be valued at the last sales price as reported by the primary exchange on which the securities are listed.  Securities listed on The NASDAQ Stock Market (“NASDAQ”) will generally be valued at the NASDAQ Official Closing Price, which may differ from the last sales price reported.  Securities traded on a securities exchange for which a last-quoted sales price is not readily available will generally be valued at the mean between the bid and ask prices.  To the extent these securities are actively traded and valuation adjustments are not applied, they are classified in Level 1 of the fair value hierarchy.  Securities traded on foreign exchanges generally are not valued at the same time the Fund calculates its NAV because most foreign markets close well before such time.  The earlier close of most foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim.  In certain circumstances, it may be determined that a security needs to be fair valued because it appears that the value of the security might have been materially affected by events occurring after the close of the market in which the security is principally traded, but before the time the Fund calculates its NAV, such as by a development that affects an entire market or region (e.g., weather related events) or a potentially global development (e.g., a terrorist attack that may be expected to have an effect on investor expectations worldwide).

Registered Investment Companies – Investments in registered investment companies (e.g., mutual funds) are generally priced at the ending NAV provided by the applicable registered investment company’s service agent and will be classified in Level 1 of the fair value hierarchy.

Debt Securities – Debt securities, including corporate bonds, asset-backed securities, mortgage-backed securities, municipal bonds, U.S. Treasuries, and U.S. government agency issues, are generally valued at market on the basis of valuations furnished by an independent pricing service that utilizes both dealer-supplied valuations and formula-based techniques.  The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer.  In addition, the model may incorporate observable market data, such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data.  Certain securities are valued primarily using dealer quotations.  These securities are generally classified in Level 2 of the fair value hierarchy.

Short-Term Securities – Short-term equity investments, including money market funds, are valued in the manner specified above.  Short-term debt investments with an original term to maturity of 60 days or less are valued at amortized cost, which approximates fair market value.  If the original term to maturity of a short-term debt investment exceeded 60 days, then the values as of the 61st day prior to maturity are amortized.  Amortized cost is not used if its use would be inappropriate due to credit or other impairments of the issuer, in which case the security’s fair value would be determined, as described below. Short-term securities are generally classified in Level 1 or Level 2 of the fair market hierarchy depending on the inputs used and market activity levels for specific securities.

The Board of Trustees of the Fund (the “Board”) has adopted fair value pricing procedures that are followed when a price for a security is not readily available  or if a significant event has occurred that indicates the closing price of a security no longer represents the true value of that security.  Fair value pricing determinations are made in good faith in accordance with these procedures. There are numerous criteria that will be given consideration in determining a fair value of a security, such as the trading volume of a security and markets, the value of other like securities, and news events with direct bearing to a security or markets. Fair value pricing results in an estimated price for a security that reflects the amount the Fund might reasonably expect to receive in a current sale. Depending on the relative significance of the valuation inputs, these securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The fair valuation of foreign securities may be determined with the assistance of a pricing service using correlations between the movement of prices of such securities and indices of domestic securities and other appropriate indicators, such as closing market prices of relevant American Depositary Receipts or futures contracts.  The  effect of using fair value pricing is that the Fund’s NAV will reflect the affected portfolio securities’ value as determined by  the Board or its designee instead of being determined by the market.  Using a fair value pricing methodology to price foreign securities may result in a value that is different from a foreign security’s most recent closing price and from the prices used by other investment companies to calculate their NAVs and are generally considered Level 2 prices in the fair valuation hierarchy.  Because the Fund may invest in foreign securities, the value of the Fund’s portfolio securities may change on days when you will not be able to purchase or redeem your shares.

The Board has delegated day-to-day valuation matters to a Valuation Committee comprised of one or more representatives from Hennessy Advisors, Inc., the Fund’s investment advisor.  The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available.  All actions taken by the Valuation Committee are reviewed by the Board.

The Fund has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination.  Various inputs are used in determining the value of the Fund’s investments.  The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  Details related to the fair valuation hierarchy of the Fund’s securities as of January 31, 2017, are as follows:

	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$5,617,884	$–	$–	$5,617,884
Consumer Staples	585,572	–	–	585,572
Financials	989,289	–	–	989,289
Health Care	363,400	–	–	363,400
Industrials	11,621,216	–	–	11,621,216
Information Technology	7,813,347	–	–	7,813,347
Materials	1,511,628	–	–	1,511,628
Total Common Stocks	$28,502,336	$–	$–	$28,502,336

Short-Term Investments
Money Market Funds	$2,892,945	$–	$–	$2,892,945
Total Short-Term Investments	$2,892,945	$–	$–	$2,892,945

Total Investments	$31,395,281	$–	$–	$31,395,281

Transfers between levels are recognized at the end of the reporting period. During the three-month period ended January 31, 2017, the Fund recognized no transfers between levels.

Transfers between Level 1 and Level 2 relate to the use of fair valuation pricing service. On days when the fair valuation pricing service is used, non-U.S. dollar denominated securities move from a Level 1 to a Level 2 classification.

Item 2. Controls and Procedures.
(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.
Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

HENNESSY FUNDS TRUST
(Registrant)

By: /s/ Neil J. Hennessy
Neil J. Hennessy
President

Date: March 31, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Neil J. Hennessy Neil J. Hennessy, President
Date: March 31, 2017

By: /s/ Teresa M. Nilsen Teresa M. Nilsen, Treasurer
Date: March 31, 2017